Registration Nos.  33-2460
                                                                        811-4819

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]


                     Pre-Effective Amendment No.                           [ ]
                     Post-Effective Amendment No.  20                      [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 28                            [X]


                       CONSECO VARIABLE ANNUITY ACCOUNT C
                           (Exact Name of Registrant)

                       CONSECO VARIABLE INSURANCE COMPANY
                               (Name of Depositor)

                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032-4572
              (Address of Depositor's Principal Executive Offices)

                                 (317) 817-3700
               (Depositor's Telephone Number, including Area Code)

                             Michael A. Colliflower
                       Conseco Variable Insurance Company
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032-4572
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate space):

[ ]   immediately  upon  filing  pursuant  to  paragraph  (b) of Rule  485
[X]   on December 31, 2000 pursuant to paragraph (b) of Rule 485
[ ]   60 days after filing pursuant to  paragraph  (a) (1) of Rule 485
[ ]   on [date]  pursuant to paragraph (a) (1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post- effective amendment

Title of Securities Registered:
    Individual Variable Deferred Annuity Contracts





                       CONSECO VARIABLE ANNUITY ACCOUNT C

                                    FORM N-4

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)
                        Under The Securities Act of 1933

Form N-4
Item No.                                    PART A - Prospectus Caption
- --------                                             ------------------
 1.    Cover Page...................................       Cover Page

 2.    Definitions..................................       Definitions

 3.    Synopsis or Highlights.......................       Summary



 4.    Condensed Financial Information..............       Appendix A - Condensed Financial Information

 5.    General Description of Registrant,...........       Conseco Variable, The Variable
       Depositor and Portfolio Companies                   Account, and Investment Options





 6.    Deductions and Expense.......................       Charges and Deductions

 7.    General Description of Variable..............       The Contracts
       Annuity Contracts

 8.    Annuity Period ..............................       The Contracts
                                                           Annuity Provisions

 9.    Death Benefit................................       The Contracts
                                                           Section B.  Annuity Provisions:  Death Benefit During
                                                           the Annuity Period

10.    Purchase and Contract Values.................       Conseco Variable, The Variable Account, and
                                                           Investment Options; Appendix B
                                                           The Contracts
                                                           Section A. Accumulation Provisions

11.    Redemptions..................................       The Contracts
                                                           Section B. Annuity Provisions

12.    Taxes........................................       Federal Tax Status

13.    Legal Proceedings............................       Legal Proceedings

14.    Table of Contents of the Statement...........       Table of Contents of the Statement
       of Additional Information                           of Additional Information


Form N-4 Item No.
                                                  PART B - Statement of Additional Information
                                                           -----------------------------------
15.    Cover Page...................................       Statement of Additional Information
                                                           Cover Page

16.    Table of Contents............................       Table of Contents

17.    General Information and History..............       General Information and History

18.    Services.....................................       Not Applicable

19.    Purchase of Securities.......................       Not Applicable
       Being Offered

20.    Underwriters.................................       Distribution

21.    Calculation of Performance Data..............       Calculation of Yield Quotations, Calculation of
                                                           Total Return Quotations, and Other Performance Data





22.    Annuity Payments.............................       Annuity Provisions

23.    Financial Statements.........................       Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.


                                     PART A

The Prospectus was filed in Post-Effective Amendment No. 19 to Form N-4 on April 28, 2000 and is incorporated herein by reference.


                               MAXIFLEX INDIVIDUAL
                       CONSECO VARIABLE ANNUITY ACCOUNT C
                       CONSECO VARIABLE INSURANCE COMPANY

                     Supplement dated January 1, 2001

The following supplements certain information contained in your prospectus for the Maxiflex Individual fixed and variable annuity:

1. Effective as of the date of this supplement, you may also invest in the following Variable Account Investment Options:

    Pioneer Variable Contracts Trust, Class II Shares
    Managed by Pioneer Investment Management, Inc.
    Pioneer Fund VCT Portfolio
    Pioneer Equity-Income VCT Portfolio
    Pioneer Europe VCT Portfolio

2. As of the date of this supplement, you may invest in the INVESCO VIF - High Yield Fund and the INVESCO VIF - Equity Income Fund of INVESCO Variable Investment Funds, Inc. Information regarding these funds is contained in the prospectus.

3.  The following is added to the "Annual Fund Expenses" table:


                                                                                        Total Annual
                                                                                        Portfolio
                                                                    Other Expenses*     Expenses* (after
                                                                    (after expense      expense
                                                                    reimbursement,      reimbursement,
                                                                    if any, for         if any, for
                             Management                             certain             certain
                             Fees            12b-1 Fees             portfolios)         portfolios)
Pioneer Fund
VCT Portfolio                 .65%             .25%                  .07%                 .97%
Pioneer Equity-
Income VCT Portfolio          .65%             .25%                  .09%                 .99%
Pioneer Europe
VCT Portfolio**              1.00%             .25%                  .47%                1.72%


* Expenses for fiscal year ended December 31, 2000 are estimated.

** Absent expense offsets, other expenses are estimated to be .49% for the year ended December 31, 2000.


4.  The following Examples are added to the prospectus:

FLEXIBLE PREMIUM PAYMENT CONTACT
You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the sub-account listed: (a) if you surrender the Contract at the end of the time periods; (b) if you elect to annuitize your Contract; (c) if you do not surrender your Contract at the end of each time period.

                                                  Time Periods

                                         1 Year             3 Years


Pioneer Fund VCT Portfolio               (a)$100             (a)$122
                                         (b)$100             (b)$122
                                         (c)$ 20             (c)$ 62
Pioneer Equity-Income VCT Portfolio      (a)$100             (a)$123
                                         (b)$100             (b)$123
                                         (c)$ 20             (c)$ 63
Pioneer Europe VCT Portfolio             (a)$108             (a)$145
                                         (b)$108             (b)$145
                                         (c)$ 28             (c)$ 85

SINGLE PREMIUM PAYMENT CONTACT (This Contract is no longer offered for sale.) You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the sub-account listed: (a) if you surrender the Contract at the end of the time periods; (b) if you elect to annuitize your Contract; (c) if you do not surrender your Contract at the end of each time period.


                                                  Time Periods

                                         1 Year             3 Years


Pioneer Fund VCT Portfolio               (a)$ 90             (a)$112
                                         (b)$ 90             (b)$112
                                         (c)$ 20             (c)$ 62
Pioneer Equity-Income VCT Portfolio      (a)$ 90             (a)$113
                                         (b)$ 90             (b)$113
                                         (c)$ 20             (c)$ 63
Pioneer Europe VCT Portfolio             (a)$ 98             (a)$135
                                         (b)$ 98             (b)$135
                                         (c)$ 28             (c)$ 85


5. The following per accumulation unit values for the period ended September 30, 2000 are added to Appendix A:

THE ALGER AMERICAN FUND:
Leveraged AllCap  (a)

Accumulation unit value at                5.109
beginning of period

Accumulation unit value at end of         4.883
period

Percentage change in accumulation        -4.42%
unit value

Number of accumulation units            1,508,509
outstanding at end of period

Small Capitalization  (a)

Accumulation unit value at                2.257
beginning of period

Accumulation unit value at end of         2.033
period

Percentage change in accumulation        -9.92%
unit value

Number of accumulation units            1,560,862
outstanding at end of period

Growth Portfolio (e)

Accumulation unit value at               $2.338
beginning of period

Accumulation unit value at end of        $2.318
period

Percentage change in accumulation        -0.84%
unit value

Number of accumulation units            1,568,789
outstanding at end of period

Midcap Growth Portfolio (e)

Accumulation unit value at               $2.019
beginning of period

Accumulation unit value at end of        $2.437
period

Percentage change in accumulation        20.68%
unit value

Number of accumulation units            206,634
outstanding at end of period


------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:
International Fund (e)

Accumulation unit value at               $2.093
beginning of period

Accumulation unit value at end of        $1.824
period

Percentage change in accumulation       -12.84%
unit value

Number of accumulation units            154,690
outstanding at end of period

Value Fund (e)

Accumulation unit value at               $1.252
beginning of period

Accumulation unit value at end of        $1.299
period

Percentage change in accumulation         3.74%
unit value

Number of accumulation units            218,490
outstanding at end of period

Income and Growth Fund (f)

Accumulation unit value at               $1.268
beginning of period

Accumulation unit value at end of        $1.210
period

Percentage change in accumulation        -4.54%
unit value

Number of accumulation units            265,971
outstanding at end of period

------------------------------------------------

BERGER INSTITUTIONAL  PRODUCTS TRUST:
Growth Fund (e)

Accumulation unit value at               $1.930
beginning of period

Accumulation unit value at end of        $2.165
period

Percentage change in accumulation        12.16%
unit value

Number of accumulation units            423,200
outstanding at end of period

------------------------------------------------

Growth & Income Fund (e)

Accumulation unit value at               $2.375
beginning of period

Accumulation unit value at end of        $2.598
period

Percentage change in accumulation         9.37%
unit value

Number of accumulation units            452,165
outstanding at end of period

New Generation Fund (g)

Accumulation unit value at               $1.000
beginning of period

Accumulation unit value at end of        $1.042
period

Percentage change in accumulation         4.20%
unit value

Number of accumulation units            162,655
outstanding at end of period

Small Company Growth Fund (e)

Accumulation unit value at               $2.626
beginning of period

Accumulation unit value at end of        $3.034
period

Percentage change in accumulation        15.52%
unit value

Number of accumulation units            366,378
outstanding at end of period

BIAM International Fund (e)

Accumulation unit value at               $1.455
beginning of period

Accumulation unit value at end of        $1.308
period

Percentage change in accumulation       -10.08%
unit value

Number of accumulation units              6,977
outstanding at end of period

------------------------------------------------


CONSECO SERIES TRUST:
Balanced (b)

Accumulation unit value at               $2.874
beginning of period

Accumulation unit value at end of        $3.481
period

Percentage change in accumulation        21.11%
unit value

Number of accumulation units            5,983,305
outstanding at end of period


------------------------------------------------

EQUITY - QUALIFIED (c)

Accumulation unit value  at             $36.036
beginning of period

Accumulation unit value at end of       $45.958
period

Percentage change in accumulation        27.53%
unit value

Number of accumulation units            5,833,919
outstanding at end of period

Equity - Non-Qualified (c)

Accumulation unit value at              $28.526
beginning of period

Accumulation unit value at end of       $36.380
period

Percentage change in accumulation        27.53%
unit value

Number of accumulation units            135,794
outstanding at end of period

FIXED INCOME - QUALIFIED (d)

Accumulation unit value at               $5.674
beginning of period

Accumulation unit value  at end of       $6.018
period

Percentage change in accumulation         6.06%
unit value

Number of accumulation units            1,781,726
outstanding at end of period

FIXED INCOME - NON-QUALIFIED (d)

Accumulation unit value  at              $5.452
beginning of period

Accumulation unit value at end of        $5.782
period

Percentage change in accumulation         6.06%
unit value

Number of accumulation units             57,692
outstanding at end of period

------------------------------------------------

Conseco 20 Focus (g)

Accumulation unit value at               $1.000
beginning of period

Accumulation unit value at end of        $1.338
period

Percentage change in accumulation        33.80%
unit value

Number of accumulation units             43,343
outstanding at end of period

GOVERNMENT SECURITIES (b)

Accumulation unit value at               $1.290
beginning of period

Accumulation unit value at end of        $1.370
period

Percentage change in accumulation         6.16%
unit value

Number of accumulation units            433,676
outstanding at end of period

CONSECO HIGH YIELD (g)
Accumulation unit value at               $1.000
beginning of period

Accumulation unit value at end of        $1.012
period

Percentage change in accumulation         1.20%
unit value

Number of accumulation units             11,801
outstanding at end of period

MONEY MARKET  (d)

Accumulation unit value at               $2.930
beginning of period

Accumulation unit value at end of        $3.040
period

Percentage change in accumulation         3.75%
unit value

Number of accumulation units            2,576,370
outstanding at end of period
------------------------------------------------

DREYFUS STOCK INDEX FUND: (a)

Accumulation unit value at               $2.808
beginning of period

Accumulation unit value at end of        $2.744
period

Percentage change in accumulation        -2.29%
unit value

Number of accumulation units            9,509,845
outstanding at end of period
------------------------------------------------

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND,
INC. (a)

Accumulation unit value at               $2.964
beginning of period

Accumulation unit value at end of        $2.996
period

Percentage change in accumulation         1.10%
unit value

Number of accumulation units            1,808,290
outstanding at end of period
------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:
Disciplined Stock Portfolio (f)


Accumulation unit value at               $1.260
beginning of period

Accumulation unit value at end of        $1.266
period

Percentage change in accumulation         0.44%
unit value

Number of accumulation units            229,236
outstanding at end of period

International Value
Portfolio (f)

Accumulation unit value at               $1.195
beginning of period

Accumulation unit value at end of        $1.089
period

Percentage change in accumulation        -8.86%
unit value

Number of accumulation units             32,559
outstanding at end of period

------------------------------------------------

FEDERATED INSURANCE SERIES:
High Income Bond II (a)

Accumulation unit value at               $1.405
beginning of period

Accumulation unit value at end of        $1.364
period

Percentage change in accumulation        -2.91%
unit value

Number of accumulation units            404,126
outstanding at end of period

International Equity II  (a)

Accumulation unit value at               $2.734
beginning of period

Accumulation unit value at end of        $2.328
period

Percentage change in accumulation       -14.86%
unit value

Number of accumulation units            183,907
outstanding at end of period

------------------------------------------------

Utility II (a)

Accumulation unit value at               $1.770
beginning of period

Accumulation unit value at end of        $1.746
period

Percentage change in accumulation        -1.35%
unit value

Number of accumulation units            330,434
outstanding at end of period
------------------------------------------------
INVESCO VARIABLE INVESTMENT FUND:
High Yield Portfolio (f)

Accumulation unit value at               $1.030
beginning of period

Accumulation unit value at end of        $1.005
period

Percentage change in accumulation        -2.47%
unit value

Number of accumulation units            136,613
outstanding at end of period

Equity Income Portfolio  (f)

Accumulation unit value at               $1.173
beginning of period

Accumulation unit value at end of        $1.233
period

Percentage change in accumulation         5.08%
unit value

Number of accumulation units             25,910
outstanding at end of period

------------------------------------------------

JANUS ASPEN SERIES:
Aggressive Growth (a)

Accumulation unit value at               $4.489
beginning of period

Accumulation unit value at end of        $4.422
period

Percentage change in accumulation        -1.48%
unit value

Number of accumulation units            3,863,502
outstanding at end of period

------------------------------------------------

Growth  (a)

Accumulation unit value at               $3.193
beginning of period

Accumulation unit value at end of        $3.263
period

Percentage change in accumulation         2.20%
unit value

Number of accumulation units            4,558,038
outstanding at end of period

Worldwide Growth  (a)

Accumulation unit value at               $3.898
beginning of period

Accumulation unit value at end of        $3.740
period

Percentage change in accumulation        -4.05%
unit value

Number of accumulation units            9,755,975
outstanding at end of period
------------------------------------------------

LAZARD RETIREMENT SERIES INC.:
Equity Portfolio (f)

Accumulation unit value at               $1.133
beginning of period

Accumulation unit value at end of        $1.126
period

Percentage change in accumulation        -0.62%
unit value

Number of accumulation units             17,151
outstanding at end of period

Small Cap Portfolio (f)

Accumulation unit value at               $0.893
beginning of period

Accumulation unit value at end of        $1.016
period

Percentage change in accumulation        13.82%
unit value

Number of accumulation units              5,015
outstanding at end of period

------------------------------------------------
LORD ABBETT SERIES FUND, INC. :
Growth & Income Portfolio (f)

Accumulation unit value at               $1.164
beginning of period

Accumulation unit value at end of        $1.226
period

Percentage change in accumulation         5.31%
unit value

Number of accumulation units             38,326
outstanding at end of period

------------------------------------------------

MITCHELL HUTCHINS SERIES TRUST:
Growth & Income Portfolio (f)

Accumulation unit value at               $1.084
beginning of period

Accumulation unit value at end of        $1.035
period

Percentage change in accumulation        -4.53%
unit value

Number of accumulation units             10,513
outstanding at end of period

------------------------------------------------
NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond
Portfolio (e)

Accumulation unit value at               $1.086
beginning of period

Accumulation unit value at end of        $1.124
period

Percentage change in accumulation         3.49%
unit value

Number of accumulation units            437,199
outstanding at end of period

Partners Portfolio (e)

Accumulation unit value at               $1.363
beginning of period

Accumulation unit value at end of        $1.355
period

Percentage change in accumulation        -0.62%
unit value

Number of accumulation units            405,603
outstanding at end of period
------------------------------------------------
RYDEX VARIABLE TRUST
Nova Portfolio (h)

Accumulation unit value at              $18.407
beginning of period

Accumulation unit value at end of       $17.603
period

Percentage change in accumulation        -4.37%
unit value

Number of accumulation units                582
outstanding at end of period

OTC Portfolio (h)

Accumulation unit value at              $39.086
beginning of period

Accumulation unit value at end of       $36.557
period

Percentage change in accumulation        -6.47%
unit value

Number of accumulation units             10,678
outstanding at end of period
------------------------------------------------
SELIGMAN PORTFOLIOS, INC.
Communications and Information
Portfolio (g)

Accumulation unit value at               $1.000
beginning of period

Accumulation unit value at end of        $0.775
period

Percentage change in accumulation       -22.50%
unit value

Number of accumulation units            221,920
outstanding at end of period

Global Technology Portfolio
(g)

Accumulation unit value at               $1.000
beginning of period

Accumulation unit value at end of        $0.847
period

Percentage change in accumulation       -15.30%
unit value

Number of accumulation units             48,140
outstanding at end of period
------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC.:
Mid Cap Growth Fund II (e)

Accumulation unit value at               $3.050
beginning of period

Accumulation unit value at end of        $3.377
period

Percentage change in accumulation        10.72%
unit value

Number of accumulation units            382,524
outstanding at end of period
------------------------------------------------

STRONG OPPORTUNITY FUND II :

Accumulation unit value at               $1.852
beginning of period

Accumulation unit value at end of        $1.945
period

Percentage change in accumulation         5.05%
unit value

Number of accumulation units            170,917
outstanding at end of period

------------------------------------------------

THE VAN ECK WORLDWIDE INSURANCE TRUST:
Worldwide Hard Assets Fund
(a)

Accumulation unit value at               $1.006
beginning of period

Accumulation unit value at end of        $1.086
period

Percentage change in accumulation         7.92%
unit value

Number of accumulation units            174,519
outstanding at end of period

Worldwide Bond  (a)

Accumulation unit value at               $1.070
beginning of period

Accumulation unit value at end of        $1.028
period

Percentage change in accumulation        -3.89%
unit value

Number of accumulation units             47,338
outstanding at end of period

------------------------------------------------
THE VAN ECK WORLDWIDE INSURANCE TRUST
(continued) :
Worldwide Emerging Markets
Fund

Accumulation unit value at               $1.044
beginning of period

Accumulation unit value at end of        $0.783
period

Percentage change in accumulation       -25.00%
unit value

Number of accumulation units            220,289
outstanding at end of period

Real Estate (f)

Accumulation unit value at               $0.828
beginning of period

Accumulation unit value at end of        $0.938
period

Percentage change in accumulation        13.26%
unit value

Number of accumulation units             17,257
outstanding at end of period


------------------------------------------------




(a)  This unit value was $1.000 on the inception date of June 1, 1995.

(b)  This unit value was $1.000 on the inception date of May 1, 1993.

(c)  This unit value was $1.000 on the inception date of December 3, 1965.

(d)  This unit value was $1.000 on the inception date of May 19, 1981.

(e)  This unit value was $1.000 on the inception date of May 1, 1997

(f)  This unit value was $1.000 on the inception date of May 1, 1998.

(g)  This unit value was $1.000 on the inception date of May 1, 2000.

(h) These unit values were $18.407 for Rydex Nova and $39.086 for Rydex OTC on the inception date of May 1, 2000

There are no accumulation unit values shown for the sub-accounts investing Pioneer Fund VCT Portfolio, Pioneer Equity-Income VCT Portfolio and Pioneer Europe VCT Portfolio because they were not available under the Contract until the date of this supplement.

6. The following is added to Appendix B:


Pioneer Variable Contracts Trust

Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the Contract:

Pioneer Fund VCT Portfolio

The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

Pioneer Equity-Income VCT Portfolio

The Pioneer Equity-Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

Pioneer Europe VCT Portfolio

The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.




                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                       CONSECO VARIABLE INSURANCE COMPANY

                                       AND

                       CONSECO VARIABLE ANNUITY ACCOUNT C
                   11815 N. PENNSYLVANIA ST., CARMEL, IN 46032
                                 (317) 817-3700

                                 JANUARY 1, 2001

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED JANUARY 1, 2001 FOR CONSECO VARIABLE ANNUITY ACCOUNT C -- INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACTS. YOU CAN OBTAIN A COPY OF THE PROSPECTUS BY CONTACTING CONSECO VARIABLE INSURANCE COMPANY AT THE ADDRESS OR TELEPHONE NUMBER GIVEN ABOVE.



                                TABLE OF CONTENTS

                                                                            PAGE

GENERAL INFORMATION AND HISTORY ............................................

INDEPENDENT ACCOUNTANTS ....................................................

DISTRIBUTION ...............................................................

VOTING RIGHTS ..............................................................

CALCULATION OF YIELD QUOTATIONS ............................................

CALCULATION OF TOTAL RETURN QUOTATIONS .....................................

OTHER PERFORMANCE DATA .....................................................

FEDERAL TAX STATUS .........................................................

ANNUITY PROVISIONS .........................................................

FINANCIAL STATEMENTS .......................................................

                         GENERAL INFORMATION AND HISTORY

Conseco Variable Insurance Company (the "Company" or "Conseco Variable") is an indirect wholly owned subsidiary of Conseco, Inc. On or about October 7,1998, the Company changed its name from Great American Reserve Insurance Company to its present name. In certain states, the Company may continue to use the name Great American Reserve Insurance Company until the name change is approved in that state. Conseco, Inc. is a publicly held financial services holding company and one of middle America's leading sources for insurance, investment and lending products. The Company has its principal offices at 11815 N. Pennsylvania Street, Carmel, Indiana 46032. The Variable Account was established by the Company.

                             INDEPENDENT ACCOUNTANTS

The financial statements of Conseco Variable Annuity Account C and Conseco Variable Insurance Company have been examined by PricewaterhouseCoopers LLP, independent accountants, for the periods indicated in their reports as stated in their opinion and have been so included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

                                  DISTRIBUTION

The Company continuously offers the Contracts through associated persons of the principal underwriter for Variable Account, Conseco Equity Sales, Inc. ("Conseco Equity Sales"), a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Conseco Equity Sales is located at 11815
N. Pennsylvania Street, Carmel, Indiana 46032, and is an affiliate of the Company. In addition, certain Contracts may be sold by life insurance/registered representatives of other registered broker-dealers.

Conseco Equity Sales performs the sales functions relating to the Contracts and the company provides all administrative services. To cover the sales expenses and administrative expenses (including such items as salaries, rent, postage, telephone, travel, legal, actuarial, audit, office equipment and printing), the Company makes sales and administrative deductions, varying by type of Contract. See "Charges and Deductions" in the Prospectus.

                                  VOTING RIGHTS

Contract Owners may instruct Conseco Variable as to the voting of Fund shares attributable to their respective interests under the Contracts at meetings of shareholders of the Funds. Contract Owners entitled to vote will receive proxy material and a form on which voting instructions may be given. Conseco Variable will vote the shares of each Sub-Account held by the Variable Account attributable to the Contracts in accordance with instructions received from Contract Owners. Shares held in each Sub-Account for which timely instructions have not been received from Contract Owners will be voted by Conseco Variable for or against any proposition, or Conseco Variable will abstain, in the same proportion as shares in that Sub-account for which instructions are received. Conseco Variable will vote, or abstain from voting, any shares that are not attributable to Contract Owners in the same proportion as all Contract Owners in the Variable Account vote or abstain. However, if Conseco Variable determines that it is permitted to vote such shares of the Funds in its own right, it may elect to do so, subject to the then-current interpretation of the 1940 Act and the rules thereunder.

Under certain Variable Annuity Contracts, participants and annuitants have the right to instruct the Contract Owner with respect to the number of votes
attributable  to  their  Individual   Accounts  or  valuation   reserve.   Votes
attributable to participants and annuitants who do not instruct the Contract Owner will be cast by the Contract Owner for or against each proposal to be voted upon, in the same proportion as votes for which instructions have been received. Participants and annuitants entitled to instruct the casting of votes will receive a notice of each meeting of Contract Owners, and proxy solicitation materials, and a statement of the number of votes attributable to their participation under the Contract.

The number of shares held in a Sub-Account deemed attributable to a Contract Owner's interest under a Contract will be determined on the basis of the value of the Accumulation Units credited to the Contract Owner's account as of the record date. On or after the commencement of Annuity payments, the number of attributable shares will be based on the amount of assets held to meet annuity obligations to the payee under the Contract as of the record date. During the annuity period, the number of votes attributable to a Contract will generally decrease since funds set aside for Annuitants will decrease as payments are made.

                         CALCULATION OF YIELD QUOTATIONS

The Money Market Sub-account's standard yield quotations may appear in sales material and advertising as calculated by the standard method prescribed by rules of the Securities and Exchange Commission. Under this method, the yield quotation is based on a seven-day period and computed as follows: The Money Market Sub-account's daily net investment factor minus one (1.00) is multiplied by 365 to produce an annualized yield. The annualized yields of the seven-day period are then averaged and carried to the nearest one-hundredth of one percent. This yield reflects investment results less deductions for investment advisory fees and mortality and expense risk fees but does not include deductions for any applicable annual administrative fees. Because of these deductions, the yield for the Money Market Sub-account will be lower than the yield for the corresponding Portfolio of the Conseco Series Trust.

The Money Market Sub-account's effective yield may appear in sales material and advertising for the same seven-day period, determined on a compound basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on the Money Market Sub-account will generally fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held by the corresponding Portfolio of Conseco Series Trust and its operating expenses.

The Portfolios of the eligible Funds may advertise investment performance figures, including yield. Each Sub-account's yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                        YIELD = 2 ((A - B/CD) + 1)6 - 1)

   Where:
         A = the net investment income earned during the period by the Portfolio.
         B = the expenses accrued for the period (net of reimbursements, if any).
         C = the average daily number of accumulation units outstanding during the period.
         D = the maximum offering price per accumulation unit on the last day of the period.



                     CALCULATION OF TOTAL RETURN QUOTATIONS

Conseco Variable may include certain total return quotations for one or more of the Portfolios of the eligible Funds in advertising, sales literature or reports to Contract Owners or prospective purchasers. Such total return quotations will be expressed as the average annual rate of total return over one-, five- and 10-year periods ended as of the end of the immediately preceding calendar quarter, and as the dollar amount of annual total return on a year-to-year, rolling 12-month basis ended as of the end of the immediately preceding calendar quarter.

Average annual total return quotations are computed according to the following formula:

                                        n
                                  P (1+T) = ERV

   Where:
         P    =  beginning  purchase  payment  of $1,000
         T    =  average  annual  total return
         n    =  number of years in period
         ERV  =  ending  redeemable  value of a hypothetical  $1,000 purchase payment made at the beginning of the one-, five- or 10-year period at the end of the one-, five- or 10-year period (or fractional portion thereof).

INDIVIDUAL FLEXIBLE PREMIUM PAYMENT ANNUITY AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING 09/30/00:


                                                                           10 YEARS
                                                                           OR SINCE
VARIABLE ACCOUNT SUB-ACCOUNTS                       1 YEAR   5 YEARS      INCEPTION
- -----------------------------                       ------   -------      ---------
CONSECO SERIES TRUST
Equity Portfolio ................................  55.31      29.74             23.38
Balanced Portfolio (1) ..........................  35.50      20.46             18.11
Fixed Income Portfolio..........................   (1.38)      4.53              8.06
Government Securities Portfolio (1) .............  (2.47)      3.38              4.15
Conseco 20 Focus Portfolio (5) ..................    N/A      N/A               24.11
High Yield Portfolio (5) ........................    N/A      N/A               (6.15)

THE ALGER AMERICAN FUND
Alger American Growth Portfolio (3) .............  11.54      N/A               26.10
Alger American Leveraged AllCap Portfolio (2) ...  23.86      26.64             33.84
Alger American MidCap Growth Portfolio (3) ......  40.18      N/A               27.96
Alger American Small Capitalization
  Portfolio (2) .................................   9.19       7.98             13.58

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP International (3) ............................  18.93      N/A               17.56





VP Value (3) ....................................  (5.53)     N/A                6.44
VP Income and Growth (4) ........................    .44      N/A                5.67

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT-- Growth Fund (3) ....................  47.37      N/A               23.60
Berger IPT-- Growth and Income Fund (3) .........  41.27      N/A               30.38
Berger IPT-- Small Company Growth Fund (3) ......  65.87      N/A               36.42
Berger/BIAM IPT-- International Fund (3) ........    .85      N/A                6.65
Berger IPT-- New Generation Fund (5) ............   N/A       N/A              (3.40)

                                                                              10 YEARS
                                                                              OR SINCE
VARIABLE ACCOUNT SUB-ACCOUNTS                       1 YEAR   5 YEARS          INCEPTION
- -----------------------------                       ------   -------        ---------
THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC (2) ............................  12.11      20.35             22.14

DREYFUS STOCK INDEX FUND (2) ....................   3.73      19.15             20.14

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II (2) ..........  (8.32)      4.91              5.39
Federated International Equity Fund II (2) ......  24.73      17.24             16.49
Federated Utility Fund II (2) ...................  (5.70)      9.60             10.38

JANUS ASPEN SERIES
Aggressive Growth Portfolio (2) .................  45.17      28.65             31.37
Growth Portfolio (2) ............................  16.74      22.92             24.10
Worldwide Growth Portfolio (2) ..................  26.20      25.50             27.32

NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST
Limited Maturity Bond Portfolio (3) .............  (3.95)     N/A                2.03
Partners Portfolio (3) ..........................   0.00      N/A                7.77

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II (3) ...............  47.87      N/A               40.77

STRONG OPPORTUNITY FUND, INC
Strong Opportunity Fund II (3) ..................  14.51      N/A               19.78

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund (2) .........................  (13.00)    (.32)              (.06)
Worldwide Emerging Markets Fund (3) .............   8.84      N/A               (8.22)
Worldwide Hard Assets Fund (2) ..................   2.78      (.86)               .98
Worldwide Real Estate Fund (4) ..................    .84      N/A               (4.86)

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus VIF Disciplined Stock Portfolio (4) .....   6.44      N/A                7.67
Dreyfus VIF International Value Portfolio (4) ...  (7.83)     N/A                1.17

INVESCO VARIABLE INVESTMENT FUNDS, INC





INVESCO VIF-- High Yield Fund (4) ...............   (6.57)    N/A               (2.14)
INVESCO VIF-- Equity Income Fund (4) ............    4.91     N/A                6.49

LAZARD RETIREMENT SERIES, INC
Lazard Retirement Equity Portfolio (4) ..........   (1.60)    N/A                2.57
Lazard Retirement Small Cap Portfolio (4) .......    6.61     N/A               (1.70)

LORD ABBETT SERIES FUND, INC
Growth & Income Portfolio (4) ...................    7.56     N/A                6.26

MITCHELL HUTCHINS SERIES TRUST
Growth & Income Portfolio (4) ...................   ( .51)    N/A               ( .94)

RYDEX VARIABLE TRUST
OTC Fund (5) ....................................    N/A      N/A               (13.35)
NOVA Fund (5) ...................................    N/A      N/A               (11.37)

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information
  Portfolio (5) .................................    N/A      N/A               (28.16)
Seligman Global Technology Portfolio (5) ........    N/A      N/A               (21.43)

- ----------

(1)  Since inception (May 1, 1993).
(2)  Since inception (June 1, 1995).
(3)  Since inception (May 1, 1997).
(4)  Since inception (May 1, 1998).
(5)  Since inception (May 1, 2000).

INDIVIDUAL SINGLE PREMIUM PAYMENT ANNUITY AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING 09/30/00:


                                                                            10 YEARS
                                                                            OR SINCE
VARIABLE ACCOUNT SUB-ACCOUNTS                       1 YEAR   5 YEARS        INCEPTION
- -----------------------------                       ------   -------      ---------
CONSECO SERIES TRUST
Equity Portfolio ................................  55.67      29.99             23.39
Balanced Portfolio (1) ..........................  35.83      20.70             18.27
Fixed Income Portfolio .......................... (1.14)       4.74              8.07
Government Securities Portfolio (1) ............. (2.24)       3.59              4.29
Conseco 20 Focus Portfolio (5) .................. N/A         N/A               24.39
High Yield Portfolio (5)  ....................... N/A         N/A               (5.94)






THE ALGER AMERICAN FUND
Alger American Growth Portfolio (3) .............  11.81      N/A               26.46
Alger American Leveraged AllCap Portfolio (2) ...  24.16      26.89             34.54
Alger American MidCap Growth Portfolio (3) ......  40.51      N/A               28.32
Alger American Small Capitalization
  Portfolio (2) .................................   9.45       8.19             14.17

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP International (3) ............................  19.21      N/A               17.89
VP Value (3) ....................................  (5.30)     N/A                6.75
VP Income and Growth (4) ........................    .68      N/A                6.10

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT-- Growth Fund (3) ....................  47.72      N/A               23.96
Berger IPT-- Growth and Income Fund (3) .........  41.60      N/A               30.75
Berger IPT-- Small Company Growth Fund (3) ......  66.26      N/A               36.81
Berger/BIAM IPT-- International Fund (3) ........   1.09      N/A                6.95
Berger IPT-- New Generation Fund (5) ............   N/A       N/A               (3.18)

THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. (2) ...........................  12.38      20.58             22.77

DREYFUS STOCK INDEX FUND (2) ....................   3.97      19.38             20.77

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II (2) ..........  (8.10)      5.11              5.95
Federated International Equity Fund II (2) ......  25.03      17.47             17.10
Federated Utility Fund II (2) ...................  (5.47)      9.82             10.96

JANUS ASPEN SERIES
Aggressive Growth Portfolio (2) .................  45.52      28.91             32.06
Growth Portfolio (2) ............................  17.02      23.16             24.75
Worldwide Growth Portfolio (2) ..................  26.50      25.75             27.98

NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST
Limited Maturity Bond Portfolio (3) .............  (3.72)     N/A               2.32
Partners Portfolio (3) ..........................    .24      N/A               8.08






                                                                        10 YEARS
                                                                        OR SINCE
VARIABLE ACCOUNT SUB-ACCOUNTS                       1 YEAR   5 YEARS    INCEPTION
- -----------------------------                       ------   -------  ---------

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II (3) ...............  48.22      N/A      41.17

STRONG OPPORTUNITY FUND, INC.
Strong Opportunity Fund II (3) ..................  14.79      N/A      20.12

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund (2) ......................... (12.79)     (0.12)     .47
Worldwide Emerging Markets Fund (3) .............   9.10    N/A        (7.95)
Worldwide Hard Assets Fund (2) ..................   3.02     (.66)      1.51
Worldwide Real Estate Fund (4) ..................   1.08      N/A      (4.47)

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus VIF Disciplined Stock Portfolio (4) .....   6.69      N/A       8.11
Dreyfus VIF International Value Portfolio (4) ...  (7.61)     N/A       1.58

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-- High Yield Fund (4) ...............  (6.35)     N/A      (1.74)
INVESCO VIF-- Equity Income Fund (4) ............  (5.16)     N/A       6.92

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio (4) ..........  (1.36)     N/A       2.98
Lazard Retirement Small Cap Portfolio (4) .......   6.87      N/A      (1.30)

LORD ABBETT SERIES FUND, INC.
Growth & Income Portfolio (4) ...................    7.82     N/A       6.70

MITCHELL HUTCHINS SERIES TRUST
Growth & Income Portfolio (4) ...................    (.27)    N/A       (.53)

RYDEX VARIABLE TRUST
OTC Fund (5) ....................................    N/A      N/A    (13.13)
NOVA Fund (5) ...................................    N/A      N/A    (11.16)

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information
  Portfolio (5) .................................    N/A      N/A    (27.99)
Seligman Global Technology Portfolio (5) ........    N/A      N/A    (21.25)
- ----------

(1)  Since inception (May 1, 1993).
(2)  Since inception (June 1, 1995).
(3)  Since inception (May 1, 1997).
(4)  Since inception (May 1, 1998).
(5)  Since inception (May 1, 2000).


                             OTHER PERFORMANCE DATA

Conseco Variable may from time to time also illustrate average annual total returns in a non-standard format as appears in the following "Gross Average Annual Total Returns" tables, in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the withdrawal charge percentage will be assumed to be zero.



                                        6

INDIVIDUAL FLEXIBLE PREMIUM PAYMENT ANNUITY GROSS AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDINGS 09/30/00:

                                                                           10 YEARS
                                                                           OR SINCE
VARIABLE ACCOUNT SUB-ACCOUNTS                       1 YEAR   5 YEARS      INCEPTION
- -----------------------------                       ------   -------    ---------
CONSECO SERIES TRUST
Equity Portfolio ................................  67.52      30.75             23.42
Balanced Portfolio (1) ..........................  46.17      21.41             18.30
Fixed Income Portfolio..........................    6.40       5.36              8.10
Government Securities Portfolio (1) .............   5.22       4.21              4.34
Conseco 20 Focus Portfolio (5) ..................    N/A      N/A               33.80
High Yield Portfolio (5) ........................    N/A      N/A                1.19

THE ALGER AMERICAN FUND
Alger American Growth Portfolio (3) .............  20.33      N/A               27.90
Alger American Leveraged AllCap Portfolio (2) ...  33.61      27.64             34.60
Alger American MidCap Growth Portfolio (3) ......  51.20      N/A               29.79
Alger American Small Capitalization
  Portfolio (2) .................................  17.79       8.85             14.22

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP International (3) ............................  28.30      N/A               19.23
VP Value (3) ....................................   1.92      N/A                7.95
VP Income and Growth (4) ........................   8.35      N/A                8.21

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT-- Growth Fund (3) ....................  58.96      N/A               25.37
Berger IPT-- Growth and Income Fund (3) .........  52.38      N/A               32.25
Berger IPT-- Small Company Growth Fund (3) ......  78.92      N/A               38.38
Berger/BIAM IPT-- International Fund (3) ........   8.80      N/A                8.17
Berger IPT-- New Generation Fund (5) ............   N/A       N/A                4.16

THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC (2) ............................  20.94      21.29             22.83

DREYFUS STOCK INDEX FUND (2) ....................  11.90      20.08             20.82

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II (2) ..........  (1.08)      5.74              6.00
Federated International Equity Fund II (2) ......  34.55      18.17             17.16
Federated Utility Fund II (2) ...................  (1.74)     10.47             11.01

JANUS ASPEN SERIES
Aggressive Growth Portfolio (2) .................  56.60      29.67             32.12
Growth Portfolio (2) ............................  25.94      23.88             24.80
Worldwide Growth Portfolio (2) ..................  36.14      26.48             28.04

NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST
Limited Maturity Bond Portfolio (3) .............   3.63      N/A                3.48
Partners Portfolio (3) ..........................   7.88      N/A                9.30

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II (3) ...............  59.50      N/A               42.79

STRONG OPPORTUNITY FUND, INC
Strong Opportunity Fund II (3) ..................  23.53      N/A               21.49



                                                                            10 YEARS
                                                                            OR SINCE
VARIABLE ACCOUNT SUB-ACCOUNTS                       1 YEAR   5 YEARS        INCEPTION
- -----------------------------                       ------   -------      ---------
VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund (2) .........................  ( 6.13)      .48               .52
Worldwide Emerging Markets Fund (3) .............   17.41     N/A               (6.90)
Worldwide Hard Assets Fund (2) ..................   10.88      (.06)             1.56
Worldwide Real Estate Fund (4) ..................    8.78     N/A               (2.58)

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus VIF Disciplined Stock Portfolio (4) .....   14.83     N/A               10.25
Dreyfus VIF International Value Portfolio (4) ...   ( .56)    N/A                3.59

INVESCO VARIABLE INVESTMENT FUNDS, INC
INVESCO VIF-- High Yield Fund (4) ...............    .80      N/A                 .21
INVESCO VIF-- Equity Income Fund (4) ............   13.18     N/A                9.05

LAZARD RETIREMENT SERIES, INC
Lazard Retirement Equity Portfolio (4) ..........    6.16     N/A                5.03
Lazard Retirement Small Cap Portfolio (4) .......   15.01     N/A                 .66

LORD ABBETT SERIES FUND, INC
Growth & Income Portfolio (4) ...................   16.04     N/A                8.82

MITCHELL HUTCHINS SERIES TRUST
Growth & Income Portfolio (4) ...................    7.33     N/A                1.44

RYDEX VARIABLE TRUST
OTC Fund (5) ....................................    N/A      N/A                (6.47)
NOVA Fund (5) ...................................    N/A      N/A                (4.37)

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information
  Portfolio (5) .................................    N/A      N/A               (22.52)
Seligman Global Technology Portfolio (5) ........    N/A      N/A               (15.27)



- ----------

(1)  Since inception (May 1, 1993).
(2)  Since inception (June 1, 1995).
(3)  Since inception (May 1, 1997).
(4)  Since inception (May 1, 1998).
(5)  Since inception (May 1, 2000).

INDIVIDUAL SINGLE PREMIUM PAYMENT ANNUITY GROSS AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING 09/30/00:


                                                                            10 YEARS
                                                                            OR SINCE
VARIABLE ACCOUNT SUB-ACCOUNTS                       1 YEAR   5 YEARS       INCEPTION
- -----------------------------                       ------   -------     ---------
CONSECO SERIES TRUST
Equity Portfolio ................................  67.52      30.75             23.42
Balanced Portfolio (1) ..........................  46.17      21.41             18.30
Fixed Income Portfolio..........................    6.40       5.36              8.10
Government Securities Portfolio (1) .............   5.22       4.21              4.34
Conseco 20 Focus Portfolio (5) ..................    N/A      N/A               33.80
High Yield Portfolio (5) ........................    N/A      N/A                1.19

THE ALGER AMERICAN FUND
Alger American Growth Portfolio (3) .............  20.33      N/A               27.90
Alger American Leveraged AllCap Portfolio (2) ...  33.61      27.64             34.60
Alger American MidCap Growth Portfolio (3) ......  51.20      N/A               29.79
Alger American Small Capitalization
  Portfolio (2) .................................  17.79       8.85             14.22

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP International (3) ............................  28.30      N/A               19.23
VP Value (3) ....................................   1.92      N/A                7.95
VP Income and Growth (4) ........................   8.35      N/A                8.21

                                                                             10 YEARS
                                                                             OR SINCE
VARIABLE ACCOUNT SUB-ACCOUNTS                       1 YEAR   5 YEARS        INCEPTION
- -----------------------------                       ------   -------      ---------
BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT-- Growth Fund (3) ....................  58.96      N/A               25.37
Berger IPT-- Growth and Income Fund (3) .........  52.38      N/A               32.25





Berger IPT-- Small Company Growth Fund (3) ......  78.92      N/A               38.38
Berger/BIAM IPT-- International Fund (3) ........   8.80      N/A                8.17
Berger IPT-- New Generation Fund (5) ............   N/A       N/A                4.16

THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC (2) ............................  20.94      21.29             22.83

DREYFUS STOCK INDEX FUND (2) ....................  11.90      20.08             20.82

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II (2) ..........  (1.08)      5.74              6.00
Federated International Equity Fund II (2) ......  34.55      18.17             17.16
Federated Utility Fund II (2) ...................   1.74      10.47             11.01

JANUS ASPEN SERIES
Aggressive Growth Portfolio (2) .................  56.60      29.67             32.12
Growth Portfolio (2) ............................  25.94      23.88             24.80
Worldwide Growth Portfolio (2) ..................  36.14      26.48             28.04

NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST
Limited Maturity Bond Portfolio (3) .............   3.63      N/A                3.48
Partners Portfolio (3) ..........................   7.88      N/A                9.30

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II (3) ...............  59.50      N/A               42.79

STRONG OPPORTUNITY FUND, INC
Strong Opportunity Fund II (3) ..................  23.53      N/A               21.49

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund (2) .........................  ( 6.13)      .48               .52
Worldwide Emerging Markets Fund (3) .............   17.41     N/A               (6.90)
Worldwide Hard Assets Fund (2) ..................   10.88      (.06)             1.56
Worldwide Real Estate Fund (4) ..................    8.78     N/A               (2.58)

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus VIF Disciplined Stock Portfolio (4) .....   14.83     N/A               10.25
Dreyfus VIF International Value Portfolio (4) ...   ( .56)    N/A                3.59


                                                                           10 YEARS
                                                                           OR SINCE
VARIABLE ACCOUNT SUB-ACCOUNTS                       1 YEAR   5 YEARS      INCEPTION
- -----------------------------                       ------   -------    ---------

INVESCO VARIABLE INVESTMENT FUNDS, INC
INVESCO VIF-- High Yield Fund (4) ...............    .80      N/A                 .21
INVESCO VIF-- Equity Income Fund (4) ............   13.18     N/A                9.05

LAZARD RETIREMENT SERIES, INC
Lazard Retirement Equity Portfolio (4) ..........    6.16     N/A                5.03
Lazard Retirement Small Cap Portfolio (4) .......   15.01     N/A                 .66

LORD ABBETT SERIES FUND, INC
Growth & Income Portfolio (4) ...................   16.04     N/A                8.82

MITCHELL HUTCHINS SERIES TRUST
Growth & Income Portfolio (4) ...................    7.33     N/A                1.44

RYDEX VARIABLE TRUST
OTC Fund (5) ....................................    N/A      N/A                (6.47)
NOVA Fund (5) ...................................    N/A      N/A                (4.37)

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information
  Portfolio (5) .................................    N/A      N/A               (22.52)
Seligman Global Technology Portfolio (5) ........    N/A      N/A               (15.27)


- ----------

(1)  Since inception (May 1, 1993).
(2)  Since inception (June 1, 1995).
(3)  Since inception (May 1, 1997).
(4)  Since inception (May 1, 1998).
(5)  Since inception (May 1, 2000).

All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required periods, is also illustrated.

Performance data for the Variable Account investment options may be compared in advertisements, sales literature and reports to Contract Owners, with the investment returns of various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.

Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment options performance returns, or returns in general, which may be illustrated by graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Reports and promotional literature may also contain the ratings Conseco Variable has received from independent rating agencies. However, Conseco Variable does not guarantee the investment performance of the Variable Account investment options.

                               FEDERAL TAX STATUS

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For non-qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

Conseco Variable is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from Conseco Variable, and its operations form a part of Conseco Variable.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

Regulations issued by the Treasury Department (the "Regulations") amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if:
(1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Conseco Variable intends that all Variable Account Investment Options underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Variable Account will cause the Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Variable Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, Conseco Variable reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. however, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

If the Contract is issued pursuant to a retirement plan which receives favorable treatment under the provision of Sections 403(b) or 457 of the Code, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

DEATH BENEFITS

Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includable in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in many cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
c) the portion of the distributions not includable in gross income (i.e. Returns of after-tax contributions), or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after you reach age 59-1/2; (b) after your death; (c) if you become totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 591/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The Contract provides that upon the death of the Annuitant prior to Maturity Date, the death proceeds will be paid to the beneficiary. Such payments made upon the death of the Annuitant who is not the Owner of the Contract do not qualify for the death of Owner exception described above, and will be subject to the ten (10%) percent distribution penalty unless the beneficiary is 591/2 years old or one of the other exceptions to the penalty applies.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing
applications   depending   on   individual   facts  and circumstances.  Each
purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Conseco Variable in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a. TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals Qualified Contracts" and "Tax-Sheltered Annuities -- Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b. GOVERNMENT AND TAX-EXEMPT ORGANIZATION'S DEFERRED COMPENSATION PLANS UNDER
   SECTION 457

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,000 or 33-1/3 percent of the participant's includible compensation. However, in limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of a Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code.

In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee:

         attains age 70 1/2,
         separates from service,
         dies, or
         suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under section 457.

TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Section (403(b)(Tax-Sheltered Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59-1/2; (b) following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; and (f) made to an alternate payee pursuant to a qualified domestic relations order; and (g) paid on account of an IRS levy on the qualified contract.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59-1/2, or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59-1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

MANDATORY DISTRIBUTIONS -- QUALIFIED PLANS

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70-1/2 or (b) the calendar year in which the employee retires. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

                               ANNUITY PROVISIONS

DETERMINATION OF AMOUNT OF THE FIRST MONTHLY VARIABLE ANNUITY PAYMENT. When annuity payments commence, the value of the Individual Account is determined as the total of the product(s) of (a) the value of an Accumulation Unit for each investment medium at the end of the Valuation Period immediately preceding the Valuation Period in which the first annuity payment is due and (b) the number of Accumulation Units credited to the Individual Account with respect to each investment medium as of the date the Annuity is to commence. Premium tax, if assessed at such time by the applicable jurisdiction, will be deducted from the Individual Account value. Any portion of the Individual Account value for which a fixed annuity election has been made is applied to provide fixed-dollar payments under the option elected.

The amount of the first monthly variable annuity payment is then calculated by multiplying the Individual Account value which is to be applied to provide variable payments by the amount of first monthly payment per $1,000 of value, in accordance with annuity tables contained in the Contract. The annuity tables are based on the Progressive Annuity Table, assuming births in the year 1900. For annuitants whose year of birth is after 1915, an "adjusted age" is used, which is one year less than actual age. The amount of first monthly payment per $1,000 of value varies according to the form of annuity selected, the age of the annuitant (for certain options) and the assumed net investment rate selected by the Contract Owner. The standard assumed net investment rate is 3-1/2 percent per annum; however, an alternative 5 percent per annum, or such other rate as Conseco Variable may offer, may be selected prior to the commencement of annuity payments.

The assumed net investment rates built into the annuity tables affect both the amount of the first monthly variable annuity payment and the amount by which subsequent payments may increase or decrease. Selection of a 5 percent rate, rather than the standard 3-1/2 percent rate, would produce a higher first payment but subsequent payments would increase more slowly in periods when Annuity Unit values are rising and decrease more rapidly in periods when Annuity Unit values are declining. With either assumed rate, if the actual net investment rate during any two or more successive months were equal to the assumed rate, the annuity payments would be level during that period.

If a greater first monthly payment would result, Conseco Variable will compute the first monthly payment on the same mortality basis as used in determining the first payment under immediate annuity contracts being issued for a similar class of annuitants at the date the first monthly payment is due under the Contract.

VALUE OF AN ANNUITY UNIT. At the commencement of the Annuity Period, a number of Annuity Units is established for the Contract Owner for each Investment Option on which variable annuity payments are to be based. For each Sub-Account of Variable Account, the number of Annuity Units established is calculated by dividing (i) the amount of the first monthly variable annuity payment on that basis by (ii) the annuity unit value for that basis for the current Valuation Period. That number of Annuity Units remains constant throughout the Annuity Period and is the basis for calculating the amount of the second and subsequent annuity payments.

The Annuity Unit value is determined for each Valuation Period, for each Investment Option, and is equal to the Annuity Unit value for the preceding Valuation Period multiplied by the product of (i) the net investment factor for the appropriate Sub-Account for the immediately preceding Valuation Period and
(ii) a factor to neutralize the assumed net investment rate built into the annuity tables (discussed under the preceding caption), for it is replaced by the actual net investment rate in step (i). The daily factor for a 3-1/2 percent assumed net investment rate is .99990576; for a 5 percent rate, the daily factor is .99986634.

AMOUNTS OF SUBSEQUENT MONTHLY VARIABLE ANNUITY PAYMENTS. The amounts of second and subsequent monthly variable annuity payments are determined by multiplying
(i) the number of Annuity Units established for the annuitant for the applicable Sub-Account by (ii) the Annuity Unit value for the Sub-Account.

If Annuity Units are established for more than one Sub-Account, the calculation is made separately and the results are combined to determine the total monthly variable annuity payment.

1. EXAMPLE OF CALCULATION OF MONTHLY VARIABLE ANNUITY PAYMENTS. The determination of the amount of the variable annuity payments can be illustrated by the following hypothetical example. The example assumes that the monthly payments are based on the investment experience of only one Sub-Account. If payments were based on the investment experience of more than one Sub-Account, the same procedure would be followed to determine the portion of the monthly payment attributed to each Sub-Account.

2. FIRST MONTHLY PAYMENT. Assume that at the date of retirement there are 40,000 Accumulation Units credited under a particular Individual Account and that the value of an Accumulation Unit for the Valuation Period immediately prior to retirement was $1.40000000; this produces a total value for the Individual Account of $56,000. Assume also that no premium tax is payable and that the annuity tables in the Contract provide, for the option elected, a first monthly variable annuity payment of $6.57 per $1,000 of value applied; the first monthly payment to the Annuitant would thus be 56 multiplied by $6.57, or $367.92.

Assume that the Annuity Unit value for the Valuation Period in which the first monthly payment was due was $1.30000000. This is divided into the amount of the first monthly payment to establish the number of Annuity Units for the
Participant: $367.92 /$1.30000000 produces 283.015 Annuity Units. The value of this number of Annuity Units will be paid in each subsequent month.

3. SECOND MONTHLY PAYMENT. The current Annuity Unit value is first calculated. Assume a net investment factor of 1.01000000 for the Valuation Period immediately preceding the due date of the second monthly payment. This is multiplied by .99713732 to neutralize the assumed net investment rate of 3-1/2 percent per annum built into the number of Annuity Units determined above (if an assumed net investment rate of 5 percent had been elected, the neutralization factor would be .99594241), producing a result of 1.00710869. This is then multiplied by the Annuity Unit value for the Valuation Period preceding the due date of the second monthly payment (assume this value to be $1.30000000) to produce the current Annuity Unit value, $1.30924130.

The second monthly payment is then calculated by multiplying the constant number of Annuity Units by the current Annuity Unit value: 283.015 times $1.30924130 produces a payment of $370.53.

                              FINANCIAL STATEMENTS

Audited financial statements of Conseco Variable Annuity Account C and Conseco Variable Insurance Company as of December 31, 1999 are included herein. Unaudited financial statements of Conseco Variable Annuity Account C as of September 30, 2000 are also included herein.




                                  CONSECO VARIABLE ANNUITY ACCOUNT C
                                 STATEMENT OF ASSETS AND LIABILITIES
                                          SEPTEMBER 30, 2000
                                              (Unaudited)

=====================================================================================================
                                                                                          Net Asset
                                                              Shares          Cost          Value
                                                            -------------------------     -----------
ASSETS:

    Investments in portfolio shares, at net asset value (Note 2):
      The Alger American Fund:
         Growth Portfolio                                      65,676.3  $  3,746,521    $  3,639,126
         Leveraged AllCap Portfolio                           158,585.7     7,857,358       7,881,711
         MidCap Growth Portfolio                               14,778.0       463,072         503,931
         Small Capitalization Portfolio                       108,454.4     3,835,777       3,176,630

      American Century Variable Portfolios, Inc:
         Income and Growth Fund                                42,100.3       312,169         322,067
         International Fund                                    26,149.0       285,162         282,409
         Value Fund                                            48,136.1       289,595         284,003

      Berger Institutional Products Trust:
         Growth Fund                                           42,219.0       680,512         916,996
         Growth and Income Fund                                40,336.5     1,018,267       1,175,809
         International Fund                                       689.1         9,583           9,131
         New Generation Fund                                   16,208.4       172,876         169,540
         Small Company Growth Fund                             40,654.8       990,449       1,112,315

      Conseco Series Trust:
         Balanced Portfolio                                 1,197,315.7    16,862,866      20,997,191
         Conseco 20 Focus Portfolio                             4,319.4        47,612          58,038
         Equity Portfolio                                   9,337,231.6   203,474,134     277,149,218
         Fixed Income Portfolio                             1,180,364.8    11,675,781      11,217,190
         Government Securities Portfolio                       53,086.8       617,136         594,801
         High Yield Portfolio                                   1,189.2        11,972          11,951
         Money Market Portfolio                             7,862,320.9     7,862,321       7,862,321

      The Dreyfus Socially Responsible Growth Fund, Inc       140,512.2     4,836,083       5,590,981

      Dreyfus Stock Index Fund                                701,938.8    23,134,349      26,357,800

      Dreyfus Variable Investment Fund:
         Disciplined Stock Portfolio                           10,658.4       291,142         290,334
         International Value Portfolio                          2,522.3        36,955          35,488

      Federated Insurance Series:
         High Income Bond Fund II                              62,342.0       625,340         567,312
         International Equity Fund II                          20,902.9       475,019         428,509
         Utility Fund II                                       43,224.0       610,817         586,982

      Invesco Variable Investment Funds, Inc:
         Equity Income Fund                                     1,437.5       141,242          31,969
         High Yield Fund                                       12,149.3        29,657         137,408

      Janus Aspen Series:
         Aggressive Growth Portfolio                          326,522.3    16,866,074      17,256,705
         Growth Portfolio                                     469,118.0    13,158,401      14,978,937
         Worldwide Growth Portfolio                           864,770.7    28,469,878      36,718,164

      Lazard Retirement Series, Inc:
         Equity Portfolio                                       1,674.5        19,648          19,324
         Small Cap Portfolio                                      452.9         5,102           5,099

      Lord Abbett Series Fund, Inc:
         Growth and Income Portfolio                            2,000.1        43,185          47,042

      Mitchell Hutchins Series Trust:
         Growth and Income Portfolio                              743.9        11,100          10,891

      Neuberger Berman Advisers Management Trust:
         Limited Maturity Bond Portfolio                       38,157.0       491,332         491,462
         Partners Portfolio                                    34,219.8       599,879         550,254

      Rydex Variable Trust:
         Nova Fund                                                638.6        10,853          10,262
         OTC Fund                                              11,117.2       432,727         390,658

      Seligman Portfolios, Inc.:
         Communications and Information Portfolio                7,270.4       195,530         172,089
         Global Technology  Portfolio                           1,558.2        43,105          40,808

      Strong Variable Insurance Funds, Inc:
         Mid Cap Growth Fund II                                38,160.6     1,236,993       1,292,880
      Strong Opportunity Fund II, Inc.                         12,094.9       333,424         332,609

      Van Eck Worldwide Insurance Trust:
         Worldwide Bond Fund                                    4,940.9        54,482          48,717
         Worldwide Emerging Markets Fund                       16,022.3       204,767         172,720
         Worldwide Hard Assets Fund                            16,101.8       168,716         189,679
         Worldwide Real Estate Fund                             1,589.7        16,263          16,247

=====================================================================================================
            TOTAL                                                                         444,135,708

RECEIVABLES:
    Amounts receivable from Conseco Variable Insurance Company                                666,382
                                                                                         ------------

               TOTAL ASSETS (NOTE 6)                                                     $444,802,090
=====================================================================================================

                           The accompanying notes are an integral part of these financial statements.


                                  CONSECO VARIABLE ANNUITY ACCOUNT C
                                 STATEMENT OF ASSETS AND LIABILITIES
                                          SEPTEMBER 30, 2000
                                              (Unaudited)

===========================================================================================================
                                                                                               Reported
                                                             Units          Unit Value           Value
                                                          -----------------------------       ------------
NET ASSETS ATTRIBUTABLE TO:
     Contract owners' deferred annuity reserves:
        The Alger American Fund:
            Growth Portfolio                              1,568,788.7       $  2.317878       $  3,636,261
            Leveraged AllCap Portfolio                    1,508,509.5          4.882747          7,365,670
            MidCap Growth Portfolio                         206,633.9          2.437008            503,568
            Small Capitalization Portfolio                1,560,862.0          2.033580          3,174,138

        American Century Variable Portfolios, Inc:
            Income and Growth Fund                          265,970.7          1.209975            321,818
            International Fund                              154,689.8          1.823897            282,138
            Value Fund                                      218,489.7          1.298809            283,776

        Berger Institutional Products Trust:
            Growth Fund                                     423,199.8          2.165168            916,299
            Growth and Income Fund                          452,164.6          2.598427          1,174,917
            International Fund                                6,977.3          1.307640              9,124
            New Generation Fund                             162,655.1          1.041599            169,421
            Small Company Growth Fund                       366,377.9          3.033604          1,111,445

        Conseco Series Trust:
            Balanced Portfolio                            5,983,305.3          3.480788         20,826,617
            Conseco 20 Focus Portfolio                       43,342.6          1.338025             57,993
            Equity Portfolio
                Qualified                                 5,833,918.8         45.957867        268,114,465
                Nonqualified                                135,794.4         36.379554          4,940,140
            Fixed Income Portfolio
                Qualified                                 1,781,725.6          6.017896         10,722,239
                Nonqualified                                 57,691.9          5.782131            333,582
            Government Securities Portfolio                 433,675.9          1.370425            594,320
            High Yield Portfolio                             11,801.3          1.011943             11,942
            Money Market Portfolio
                Qualified                                 2,533,924.0          3.039953          7,703,010
                Nonqualified                                 42,446.1          3.039952            129,034

        The Dreyfus Socially Responsible
          Growth Fund, Inc                                1,808,290.0          2.996095          5,417,809

        Dreyfus Stock Index Fund                          9,509,845.0          2.744356         26,098,400

        Dreyfus Variable Investment Fund:
            Disciplined Stock Portfolio                     229,236.2          1.266050            290,224
            International Value Portfolio                    32,559.2          1.089093             35,460

        Federated Insurance Series:
            High Income Bond Fund II                        404,126.1          1.364604            551,472
            International Equity Fund II                    183,906.8          2.328463            428,220
            Utility Fund II                                 330,433.9          1.746014            576,942

        Invesco Variable Investment Funds, Inc:
            Equity Income Fund                               25,910.2          1.232863             31,944
            High Yield Fund                                 136,612.7          1.005014            137,298

        Janus Aspen Series:
            Aggressive Growth Portfolio                   3,836,756.9          4.422309         16,967,325
            Growth Portfolio                              4,558,037.7          3.262786         14,871,902
            Worldwide Growth Portfolio                    9,755,974.5          3.739862         36,485,998

        Lazard Retirement Series, Inc:
            Equity Portfolio                                 17,151.1          1.125809             19,309
            Small Cap Portfolio                               5,015.3          1.016078              5,096

        Lord Abbett Series Fund, Inc:
            Growth and Income Portfolio                      38,325.8          1.226485             47,006

        Mitchell Hutchins Series Trust:
            Growth and Income Portfolio                      10,512.7          1.035149             10,882

        Neuberger Berman Advisers Management Trust:
            Limited Maturity Bond Portfolio                 437,198.8          1.124039            491,429
            Partners Portfolio                              405,602.6          1.355207            549,675

        Rydex Variable Trust:
            Nova Fund                                           582.5         17.602659             10,254
            OTC Fund                                         10,677.6         36.556634            390,337

        Seligman Portfolios, Inc.:
            Communications and Information Portfolio        221,919.6          0.774826            171,949
            Global Technology Portfolio                      48,139.7          0.847293             40,788

        Strong Variable Insurance Funds, Inc:
            Mid Cap Growth Fund II                          382,523.6          3.377211          1,291,863
        Strong Opportunity Fund II, Inc                     170,916.7          1.944502            332,348
===========================================================================================================

                                 The accompanying notes are an integral part of these financial statements.


                                  CONSECO VARIABLE ANNUITY ACCOUNT C
                                 STATEMENT OF ASSETS AND LIABILITIES
                                          SEPTEMBER 30, 2000
                                              (Unaudited)

===========================================================================================================
        Van Eck Worldwide Insurance Trust:
            Worldwide Bond Fund                              47,338.5          1.028307             48,679
            Worldwide Emerging Markets Fund                 220,288.9          0.783375            172,569
            Worldwide Hard Assets Fund                      174,519.8          1.085987            189,526
            Worldwide Real Estate Fund                       17,257.2          0.938733             16,200

-----------------------------------------------------------------------------------------------------------
                NET ASSETS ATTRIBUTABLE TO CONTRACT OWNERS' DEFERRED ANNUITY RESERVES         $438,062,821
===========================================================================================================

   The accompanying notes are an integral part of these financial statements.

                                  CONSECO VARIABLE ANNUITY ACCOUNT C
                                 STATEMENT OF ASSETS AND LIABILITIES
                                          SEPTEMBER 30, 2000
                                              (Unaudited)

===========================================================================================================
                                                                                              Reported
                                                                                                Value
                                                                                          -----------------
     Contract owners' annuity payment reserves:
        Alger American  Leveraged AllCap Portfolio                                                 478,595
        Conseco Series Trust:
            Balanced Portfolio                                                                     295,567
            Equity Income Portfolio
                Qualified                                                                        4,425,168
                Nonqualified                                                                        36,606
            Fixed Income Portfolio
                Qualified                                                                          117,416
            Money Market Portfolio
                Qualified                                                                           23,856
        The Dreyfus Socially Responsible Growth Fund, Inc                                          168,458
        Dreyfus Stock Index Fund                                                                   253,126
        Federated High Income Bond Fund II                                                          15,102
        Federated Utility                                                                           10,155
        Janus Aggressive Growth                                                                    253,592
        Janus Aspen Growth Portfolio                                                                95,598
        Janus Aspen Worldwide Growth Portfolio                                                     566,030
-----------------------------------------------------------------------------------------------------------
                NET ASSETS ATTRIBUTABLE TO CONTRACT OWNERS' ANNUITY PAYMENT RESERVES             6,739,269
-----------------------------------------------------------------------------------------------------------

                    NET ASSETS                                                              $  444,802,090
===========================================================================================================

   The accompanying notes are an integral part of these financial statements.

                       CONSECO VARIABLE ANNUITY ACCOUNT C                                    THE ALGER AMERICAN FUNDS
                             STATEMENT OF OPERATIONS                           ----------------------------------------------------
                    FOR NINE MONTHS ENDED SEPTEMBER 30, 2000
                                 (Unaudited)                                                                               Small
                                                                                              Leveraged                   Capital-
                                                                                 Growth        All Cap        MidCap      ization
                                                                               ----------------------------------------------------
Investment income:
  Dividends from investments in portfolio shares                               $  438,203     $  686,477     $ 35,070    $1,190,173
                                                                               -----------------------------------------------------
Expenses:
  Mortality and expense risk fees                                                  24,911         54,020        2,428        25,070
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income                                                   413,292        632,457       32,642     1,165,103
------------------------------------------------------------------------------------------------------------------------------------


Net realized gains (losses) and unrealized appreciation (depreciation)
  of investments:
      Net realized gains (losses) on sales of investments in portfolio shares      23,351        575,291       12,348       (64,031)
      Net change in unrealized appreciation (depreciation)
        of investments in portfolio shares                                       (487,942)    (1,713,467)       6,959    (1,443,578)
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares                     (464,591)    (1,138,176)      19,307    (1,507,609)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                            ($51,299)     ($505,719)     $51,949     ($342,506)
====================================================================================================================================





         AMERICAN CENTURY VARIABLE PORTFOLIOS                                 BERGER INSTITUTIONAL PRODUCTS TRUST
--------------------------------------------------   -------------------------------------------------------------------------------

    Income and                                                          Growth and                           New           Small
      Growth          International       Value           Growth          Income       International     Generation       Company
-----------------------------------------------------------------------------------------------------------------------------------

        $3,855              $6,036       $10,867          $    --         $    --          $    --         $    --         $    --
-----------------------------------------------------------------------------------------------------------------------------------

         2,326               2,378         1,956            5,831           6,669              219             268           5,356
-----------------------------------------------------------------------------------------------------------------------------------
         1,529               3,658         8,911           (5,831)         (6,669)            (219)           (268)         (5,356)
-----------------------------------------------------------------------------------------------------------------------------------



        21,683              56,694       (34,953)           6,843         104,205           12,471          (2,479)        126,344

       (12,936)           (108,058)       32,824           81,954         (34,144)            (825)         (3,336)        (42,531)
-----------------------------------------------------------------------------------------------------------------------------------
         8,747             (51,364)       (2,129)          88,797          70,061           11,646          (5,815)         83,813
-----------------------------------------------------------------------------------------------------------------------------------
       $10,276            ($47,706)       $6,782          $82,966         $63,392          $11,427         ($6,083)        $78,457
===================================================================================================================================



                                        CONSECO SERIES TRUST PORTFOLIOS
--------------------------------------------------------------------------------------------------------------
                       Conseco                             Fixed       Government        High          Money
       Balanced        20 Focus            Equity          Income      Securities       Yield         Market
--------------------------------------------------------------------------------------------------------------

        $390,456        $    --            $212,448       $587,991       $28,499            $84      $366,880
--------------------------------------------------------------------------------------------------------------

         149,277            148           1,250,129         63,518         4,943             11        62,388
--------------------------------------------------------------------------------------------------------------
         241,179           (148)         (1,037,681)       524,473        23,556             73       304,492
--------------------------------------------------------------------------------------------------------------



         404,183             20           6,035,457       (100,610)      (78,518)            --            --

       3,102,056         10,426          56,870,914        237,636        89,149            (21)           --
--------------------------------------------------------------------------------------------------------------
       3,506,239         10,446          62,906,371        137,026        10,631            (21)           --
--------------------------------------------------------------------------------------------------------------
      $3,747,418        $10,298         $61,868,690       $661,499       $34,187            $52      $304,492
==============================================================================================================



                DREYFUS VARIABLE INVESTMENT FUNDS                                FEDERATED INSURANCE SERIES
-----------------------------------------------------------------   --------------------------------------------------
    DREYFUS
   SOCIALLY        DREYFUS
  RESPONSIBLE       STOCK        Disciplined     International        High Income     International
    GROWTH          INDEX           Stock            Value              Bond II         Equity II       Utility II
-----------------------------------------------------------------------------------------------------------------------
           $791       $213,549               $7             $166             $68,309         $57,774          $35,551
-----------------------------------------------------------------------------------------------------------------------

         39,436        191,598              960              160               4,925           2,871            4,861
-----------------------------------------------------------------------------------------------------------------------
        (38,645)        21,951             (953)               6              63,384          54,903           30,690
-----------------------------------------------------------------------------------------------------------------------



        203,523        815,197            6,599               --             (52,991)         65,093           (2,633)

       (111,245)    (1,405,047)          (8,064)          (1,463)            (33,953)       (182,471)         (36,768)
-----------------------------------------------------------------------------------------------------------------------
         92,278       (589,850)          (1,465)          (1,463)            (86,944)       (117,378)         (39,401)
-----------------------------------------------------------------------------------------------------------------------
        $53,633      ($567,899)         ($2,418)         ($1,457)           ($23,560)       ($62,475)         ($8,711)
=======================================================================================================================





        INVESCO VARIABLE                                                                         LAZARD RETIREMENT
         INSURANCE FUNDS                       JANUS ASPEN SERIES PORTFOLIOS                     SERIES PORTFOLIOS
----------------------------------    -------------------------------------------------   ---------------------------------


         Equity                             Aggressive                        Worldwide
         Income         High Yield            Growth           Growth          Growth              Equity         Small Cap
-----------------------------------------------------------------------------------------------------------------------------
          $    --         $    --          $1,733,432       $1,102,187      $2,955,865                  $3         $    --
-----------------------------------------------------------------------------------------------------------------------------

              203           1,000             115,874          101,658         274,094                  62               7
-----------------------------------------------------------------------------------------------------------------------------
             (203)         (1,000)          1,617,558        1,000,529       2,681,771                 (59)             (7)
-----------------------------------------------------------------------------------------------------------------------------




              179            (611)          1,501,288          265,321       1,203,078                   2               1

            1,737          (1,837)         (4,150,802)      (1,013,693)     (5,733,356)               (304)             (5)
-----------------------------------------------------------------------------------------------------------------------------
            1,916          (2,448)         (2,649,514)        (748,372)     (4,530,278)               (302)             (4)
-----------------------------------------------------------------------------------------------------------------------------
           $1,713         ($3,448)        ($1,031,956)        $252,157     ($1,848,507)              ($361)           ($11)
=============================================================================================================================






                                        NEUBERGER BERMAN
                                       ADVISERS MANAGEMENT
   LORD           MITCHELL             TRUST PORTFOLIOS                 RYDEX VARIABLE TRUST                SELIGMAN PORTFOLIOS
  ABBETT          HUTCHINS     ---------------------------------  ---------------------------------  -------------------------------
  SERIES           SERIES
   TRUST            TRUST                                                                             Communications
  GROWTH           GROWTH          Limited                                                                  and             Global
AND INCOME       AND INCOME     Maturity Bond      Partners            Nova             OTC             Information       Technology
------------------------------------------------------------------------------------------------------------------------------------
 $    --            $733           $2,094        $114,204              $663          $15,818             $    --          $    --
------------------------------------------------------------------------------------------------------------------------------------

     254             105              294           5,177                42              738                 277               41
------------------------------------------------------------------------------------------------------------------------------------
    (254)            628            1,800         109,027               621           15,080                (277)             (41)
------------------------------------------------------------------------------------------------------------------------------------




    (857)              5             (117)        (33,738)                2              337              (2,679)              --

   3,796          (1,052)            (468)        (78,111)             (591)         (42,069)            (23,440)          (2,297)
------------------------------------------------------------------------------------------------------------------------------------
   2,939          (1,047)            (585)       (111,849)             (589)         (41,732)            (26,119)          (2,297)
------------------------------------------------------------------------------------------------------------------------------------
  $2,685           ($419)          $1,215         ($2,822)              $32         ($26,652)           ($26,396)         ($2,338)
====================================================================================================================================







    STRONG
   VARIABLE
   INSURANCE
     FUNDS                             VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------------                ----------------------------------------------------

                     STRONG
    Mid Cap        OPPORTUNITY                   Emerging        Hard           Real         Combined
   Growth II         FUND II          Bond        Markets       Assets         Estate          Total
--------------------------------------------------------------------------------------   ----------------
   $    --         $    --          $1,935       $    --        $2,956           $270       $ 10,263,346
--------------------------------------------------------------------------------------   ----------------

     6,176           2,257             335         1,587         1,958            148          2,418,944
--------------------------------------------------------------------------------------   ----------------
    (6,176)         (2,257)          1,600        (1,587)          998            122          7,844,402
--------------------------------------------------------------------------------------   ----------------




    97,474          59,470             (24)       82,197        18,590          3,303         11,326,308

   (53,379)        (39,353)         (3,363)     (135,518)      (11,851)            52         43,520,165
--------------------------------------------------------------------------------------   ----------------
    44,095          20,117          (3,387)      (53,321)        6,739          3,355         54,846,473
--------------------------------------------------------------------------------------   ----------------
   $37,919         $17,860         ($1,787)     ($54,908)       $7,737         $3,477        $62,690,875
======================================================================================   ================


























                         STATEMENT OF CHANGES IN NET ASSETS                                 THE ALGER AMERICAN FUNDS
                      FOR NINE MONTHS ENDED SEPTEMBER 30, 2000                 ----------------------------------------------------
                                   (Unaudited)                                                                            Small
                                                                                             Leveraged                   Capital-
                                                                                Growth        All Cap        MidCap      ization
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income                                                        $  413,292     $  632,457     $ 32,642    $1,165,103
  Net realized gains (losses) on sales of investments in portfolio shares          23,351        575,291       12,348       (64,031)
  Net change in unrealized appreciation (depreciation) of investments            (487,942)    (1,713,467)       6,959    (1,443,578)
    in portfolio shares
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations                   (51,299)      (505,719)      51,949      (342,506)
====================================================================================================================================

Changes from contract owners' transactions:
  Net contract purchase payments                                                  671,220        784,719       58,132       340,856
  Contract redemptions                                                           (167,822)      (195,901)      (8,463)     (124,192)
  Net transfers                                                                   416,307      2,108,519      184,387       (35,366)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract owners' transactions      919,705      2,697,337      234,056       181,298
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets                                   868,406      2,191,618      286,005      (161,208)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period                                                 2,767,855      5,652,647      217,563     3,335,346
------------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period (Note 6)                                   $3,636,261     $7,844,265     $503,568    $3,174,138
====================================================================================================================================






         AMERICAN CENTURY VARIABLE PORTFOLIOS                                 BERGER INSTITUTIONAL PRODUCTS TRUST
--------------------------------------------------   -------------------------------------------------------------------------------

    Income and                                                          Growth and                           New           Small
      Growth          International       Value           Growth          Income       International     Generation       Company
-----------------------------------------------------------------------------------------------------------------------------------

     $   1,529           $   3,658      $  8,911         $ (5,831)     $   (6,669)         $  (219)       $   (268)     $    (5,356)
        21,683              56,694       (34,953)           6,843         104,205           12,471          (2,479)        126,344
       (12,936)           (108,058)       32,824           81,954         (34,144)            (825)         (3,336)        (42,531)

-----------------------------------------------------------------------------------------------------------------------------------
        10,276             (47,706)        6,782           82,966          63,392           11,427          (6,083)         78,457
-----------------------------------------------------------------------------------------------------------------------------------


        19,880              74,275        41,722           50,213         209,876            8,666           2,932         220,293
      (212,837)            (25,037)       (2,221)         (12,200)        (62,513)              --              --         (15,113)
       276,246             (29,703)     (138,243)         359,908         399,188          (13,744)        172,573         412,501
-----------------------------------------------------------------------------------------------------------------------------------
        83,289              19,535       (98,742)         397,921         546,551           (5,078)        175,505         617,681
-----------------------------------------------------------------------------------------------------------------------------------
        93,565             (28,171)      (91,960)         480,887         609,943            6,349         169,422         696,138
-----------------------------------------------------------------------------------------------------------------------------------
       228,253             310,309       375,736          435,412         564,973            2,775              --         415,307
-----------------------------------------------------------------------------------------------------------------------------------
      $321,818            $282,138      $283,776         $916,299      $1,174,916          $ 9,124        $169,422      $1,111,445
====================================================================================================================================







                                          CONSECO SERIES TRUST PORTFOLIOS
--------------------------------------------------------------------------------------------------------------

                       Conseco                             Fixed       Government        High          Money
       Balanced        20 Focus            Equity          Income      Securities       Yield         Market
--------------------------------------------------------------------------------------------------------------

     $   241,179        $  (148)       $ (1,037,681)   $   524,473    $   23,556        $    73    $  304,492
         404,183             20           6,035,457       (100,610)      (78,518)            --            --
       3,102,056         10,426          56,870,914        237,636        89,149            (21)           --

--------------------------------------------------------------------------------------------------------------
       3,747,418         10,298          61,868,690        661,499        34,187             52       304,492
--------------------------------------------------------------------------------------------------------------


       1,320,081            419           7,328,111        454,355        44,545          4,891       679,604
      (1,352,313)            --         (17,241,368)    (1,043,313)     (203,597)            (1)   (1,057,681)
        (764,506)        47,276          (4,788,838)    (1,521,618)     (558,115)         7,000    (1,947,041)
--------------------------------------------------------------------------------------------------------------
        (796,738)        47,695         (14,702,095)    (2,110,576)     (717,167)        11,890    (2,325,118)
--------------------------------------------------------------------------------------------------------------
       2,950,680         57,993          47,166,595     (1,449,077)     (682,980)        11,942    (2,020,626)
--------------------------------------------------------------------------------------------------------------
      18,171,508             --         230,349,784     12,622,314     1,277,300             --     9,876,527
--------------------------------------------------------------------------------------------------------------
     $21,122,188        $57,993        $277,516,379    $11,173,237    $  594,320        $11,942    $7,855,901
==============================================================================================================





















                DREYFUS VARIABLE INVESMENT FUNDS                               FEDERATED INSURANCE SERIES
-----------------------------------------------------------------   --------------------------------------------------
    DREYFUS
   SOCIALLY        DREYFUS
  RESPONSIBLE       STOCK        Disciplined     International        High Income     International
    GROWTH          INDEX           Stock            Value              Bond II         Equity II       Utility II
-----------------------------------------------------------------------------------------------------------------------

     $  (38,645)   $    21,951         $   (953)         $     6            $ 63,384        $ 54,903         $ 30,690
        203,523        815,197            6,599               --             (52,991)         65,093           (2,633)
       (111,245)    (1,405,047)          (8,064)          (1,463)            (33,953)       (182,471)         (36,768)

-----------------------------------------------------------------------------------------------------------------------
         53,633       (567,899)          (2,418)          (1,457)            (23,560)        (62,475)          (8,711)
-----------------------------------------------------------------------------------------------------------------------


        817,312      2,911,657           50,696           13,898              82,747          32,760           47,543
       (203,010)    (1,387,222)          (2,659)              --             (57,645)         (2,871)         (50,068)
         62,970        747,097          172,263           15,978            (185,130)         28,599         (141,346)
-----------------------------------------------------------------------------------------------------------------------
        677,272      2,271,532          220,300           29,876            (160,028)         58,488         (143,871)
-----------------------------------------------------------------------------------------------------------------------
        730,905      1,703,633          217,882           28,419            (183,588)         (3,987)        (152,582)
-----------------------------------------------------------------------------------------------------------------------
      4,855,361     24,647,895           72,342            7,041             750,162         432,207          739,679
-----------------------------------------------------------------------------------------------------------------------
     $5,586,266    $26,351,528         $290,224          $35,460            $566,574        $428,220         $587,097
-----------------------------------------------------------------------------------------------------------------------




        INVESCO VARIABLE                                                                         LAZARD RETIREMENT
         INSURANCE FUNDS                       JANUS ASPEN SERIES PORTFOLIOS                     SERIES PORTFOLIOS
----------------------------------    -------------------------------------------------   ---------------------------------


         Equity                             Aggressive                        Worldwide
         Income         High Yield            Growth           Growth          Growth              Equity         Small Cap
-----------------------------------------------------------------------------------------------------------------------------

          $  (203)       $ (1,000)        $ 1,617,558      $ 1,000,529     $ 2,681,771             $   (59)         $   (7)
              179            (611)          1,501,288          265,321       1,203,078                   2               1
            1,737          (1,837)         (4,150,802)      (1,013,693)     (5,733,356)               (304)             (5)

-----------------------------------------------------------------------------------------------------------------------------
            1,713          (3,448)         (1,031,956)         252,157      (1,848,507)               (361)            (11)
-----------------------------------------------------------------------------------------------------------------------------


            4,902          12,270           2,197,018        1,925,913       4,266,097                 287           1,989
               --         (15,873)         (1,088,168)        (483,753)     (1,590,026)                 --              --
           11,037          21,622           6,446,938        1,783,186       4,057,610              18,225           3,079
-----------------------------------------------------------------------------------------------------------------------------
           15,939          18,019           7,555,788        3,225,346       6,733,681              18,512           5,068
-----------------------------------------------------------------------------------------------------------------------------
           17,652          14,571           6,523,832        3,477,503       4,885,174              18,151           5,057
-----------------------------------------------------------------------------------------------------------------------------
           14,292         122,727          10,609,823       11,577,258      32,166,851               1,158              39
-----------------------------------------------------------------------------------------------------------------------------
          $31,944        $137,298         $17,133,655      $15,054,761     $37,052,025             $19,309          $5,096
=============================================================================================================================



                                        NEUBERGER BERMAN
                                       ADVISERS MANAGEMENT
   LORD           MITCHELL             TRUST PORTFOLIOS                 RYDEX VARIABLE TRUST                SELIGMAN PORTFOLIOS
  ABBETT          HUTCHINS     ---------------------------------  ---------------------------------  -------------------------------
  SERIES           SERIES
   TRUST            TRUST                                                                             Communications
  GROWTH           GROWTH          Limited                                                                  and             Global
AND INCOME       AND INCOME     Maturity Bond      Partners            Nova             OTC             Information       Technology
------------------------------------------------------------------------------------------------------------------------------------

 $  (254)        $   628         $  1,800        $109,027           $   621         $ 15,080            $   (277)         $   (41)
    (857)              5             (117)        (33,738)                2              337              (2,679)              --
   3,796          (1,052)            (468)        (78,111)             (591)         (42,069)            (23,440)          (2,297)

------------------------------------------------------------------------------------------------------------------------------------
   2,685            (419)           1,215          (2,822)               32          (26,652)            (26,396)          (2,338)
------------------------------------------------------------------------------------------------------------------------------------


  24,399           1,484           15,530          85,219                --          192,605             128,691              418
      --              --           (2,791)        (19,207)               --          (12,185)            (17,223)              --
   4,651           2,418          391,597         (89,507)           10,221          236,568              86,877           42,708
------------------------------------------------------------------------------------------------------------------------------------
  29,050           3,902          404,336         (23,495)           10,221          416,988             198,345           43,126
------------------------------------------------------------------------------------------------------------------------------------
  31,735           3,483          405,551         (26,317)           10,253          390,336             171,949           40,788
------------------------------------------------------------------------------------------------------------------------------------
  15,271           7,399           85,878         575,993                --               --                  --               --
------------------------------------------------------------------------------------------------------------------------------------
 $47,006         $10,882         $491,429        $549,676           $10,253         $390,336            $171,949          $40,788
====================================================================================================================================





















    STRONG
   VARIABLE
   INSURANCE
     FUNDS                             VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------------                ----------------------------------------------------

                     STRONG
    Mid Cap        OPPORTUNITY                   Emerging        Hard           Real         Combined
   Growth II         FUND II          Bond        Markets       Assets         Estate          Total
--------------------------------------------------------------------------------------   ----------------

    (6,176)         (2,257)          1,600        (1,587)          998            122          7,844,402
    97,474          59,470             (24)       82,197        18,590          3,303         11,326,308
   (53,379)        (39,353)         (3,363)     (135,518)      (11,851)            52         43,520,165

--------------------------------------------------------------------------------------   ----------------
    37,919          17,860          (1,787)      (54,908)        7,737          3,477         62,690,875
--------------------------------------------------------------------------------------   ----------------


   371,306           8,870           9,004        24,368        13,438            394         25,555,605
   (20,861)        (73,032)           (535)      (12,644)      (16,218)            --        (26,780,563)
   566,684          81,703           1,675       (49,332)     (374,970)            27          8,540,179
--------------------------------------------------------------------------------------   ----------------
   917,129          17,541          10,144       (37,608)     (377,750)           421          7,315,221
--------------------------------------------------------------------------------------   ----------------
   955,048          35,401           8,357       (92,516)     (370,013)         3,898         70,006,096
--------------------------------------------------------------------------------------   ----------------
   336,814         296,947          40,321       265,085       559,540         12,302        374,795,994
--------------------------------------------------------------------------------------   ----------------
$1,291,862        $332,348         $48,678      $172,569      $189,527        $16,200       $444,802,090
======================================================================================   ================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements
(Unaudited)

(1)  GENERAL

     Conseco Variable Annuity Account C ("Account C") was established in 1980 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. Account C is registered under the Investment Company Act of 1940, as amended (the "Act"), as a unit investment trust. Account C was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective May 1, 1993, Account C was restructured into a single unit investment trust which invested solely in shares of the portfolios of the Conseco Series Trust, a diversified open-end management investment company. Thereafter, additional investment options were offered.

     The operations of Account C are included in the operations of Conseco Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

     Currently, the following investment options are available (effective date in parenthesis):

THE ALGER AMERICAN FUND
     Growth Portfolio (May 1, 1997)
     Leveraged AllCap Portfolio (June 1, 1995)
     MidCap Growth Portfolio (May 1, 1997)
     Small Capitalization Portfolio (June 1, 1995)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     Income and Growth Fund (May 1, 1998)
     International Fund (May 1, 1997)
     Value Fund (May 1, 1997)

BERGER INSTITUTIONAL PRODUCTS TRUST
     Growth Fund (May 1, 1997)
     Growth and Income Fund (May 1, 1997)
     International Fund (May 1, 1997)
     New Generation Fund (May 1, 2000)
     Small Company Growth Fund (May 1, 1997)

CONSECO SERIES TRUST
     Balanced Portfolio (May 1, 1993)
     Conseco 20 Focus Portfolio (May 1, 2000)
     Equity Portfolio (May 1, 1993)
     Fixed Income Portfolio (May 1, 1993)
     Government Securities Portfolio (May 1, 1993)
     High Yield Portfolio (May 1, 2000)
     Money Market Portfolio (May 1, 1993)

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (JUNE 1, 1995)

DREYFUS STOCK INDEX FUND (JUNE 1, 1995)

DREYFUS VARIABLE INVESTMENT FUND (MAY 1, 1998)
     Disciplined Stock Portfolio
     International Value Portfolio

FEDERATED INSURANCE SERIES (JUNE 1, 1995)
     High Income Bond Fund II
     International Equity Fund II
     Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC. (MAY 1, 1998)
     Equity Income Fund
     High Yield Fund

JANUS ASPEN SERIES  (JUNE 1, 1995)
     Aggressive Growth Portfolio
     Growth Portfolio
     Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC. (MAY 1, 1998)
     Equity Portfolio
     Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. (MAY 1, 1998)
     Growth and Income Portfolio

CONSECO VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements
(Unaudited)

(1)  GENERAL (CONTINUED)

MITCHELL HUTCHINS SERIES TRUST (MAY 1, 1998)
     Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (MAY 1, 1997)
     Limited Maturity Bond Portfolio
     Partners Portfolio

RYDEX VARIABLE TRUST (MAY 1, 2000)
     Nova Fund
     OTC Fund

SELIGMAN PORTFOLIOS, INC. (MAY 1, 2000)
     Communications and Information Portfolio
     Global Technology Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC. (MAY 1, 1997)
     Mid Cap Growth Fund II

STRONG OPPORTUNITY FUND II (MAY 1, 1997)

VAN ECK WORLDWIDE INSURANCE TRUST
     Worldwide Bond Fund (June 1, 1995)
     Worldwide Emerging Markets Fund (June 1, 1996)
     Worldwide Hard Assets Fund (June 1,1995)
     Worldwide Real Estate Fund (May 1, 1998)

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

     Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account C does not hold any investments which are restricted as to resale.

     Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account C as of the beginning of the valuation date.

FEDERAL INCOME TAXES

     No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account C are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account C and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

     Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

     Annuity payment reserves for contracts under which contract owners are receiving periodic retirement payments are computed according to the Progressive Annuity Mortality Table and the 1983 Group Annuity Mortality Table. The assumed net investment rate is equal to the assumed rate of accumulation. The annuity unit values for periodic retirement payments are as follows:

                                                  September 30       December 31
                                                      2000              1999
                                                  ------------       -----------
The Alger American Fund:
       Leveraged AllCap                              $1.177            1.264

CONSECO VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements
(Unaudited)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                  September 30       December 31
                                                      2000              1999
                                                  ------------       -----------
Conseco Series Trust:
       Balanced                                        1.566            1.305
       Equity
          Qualified                                   13.328           10.473
          Nonqualified                                12.340            9.697
       Fixed Income
          Qualified                                    4.940            4.789
          Nonqualified                                 4.943            4.792
       Money Market
          Qualified                                    1.033            1.022
The Dreyfus Socially Responsible Growth Fund           1.033            1.049
Dreyfus Stock Index Fund                               1.195            1.255
Federated Insurance Series:
       High Income Bond Fund II                        0.923            0.975
       Utility Fund II                                 0.956             N/A
Janus Aspen Series:
        Aggressive Growth                              0.818             N/A
        Growth                                         1.143            1.132
        Worldwide Growth                               2.482            2.611

(3)  PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

     The aggregate cost of purchases of investments in portfolio shares was $65,984,351 and $134,689,005 for the nine months ended September 30, 2000 and the year ended December 31, 1999, respectively. The aggregate proceeds from sales of investments in portfolio shares were $52,048,436 and $67,907,279 for the nine months ended September 30, 2000 and the year ended December 31, 1999, respectively.

(4)  DEDUCTIONS AND EXPENSES

     Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

     The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

     The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

     The Company deducts daily from Account C a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments of Account C, for assuming the mortality and expense risks except for the Equity, Fixed Income, and Money Market portfolios of the Conseco Series Trust which are 0.64 percent, 0.74 percent and 0.99 percent, respectively. These fees were $2,418,944 and $2,223,024 for the nine months ended September 30, 2000 and the year ended December 31, 1999, respectively.

     Pursuant to an agreement between Account C and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account C, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8.00 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Under group contracts no longer being sold, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. Sales and administrative charges were $361,158 and $465,909 for the nine months ended September 30, 2000 and the year ended December 31, 1999, respectively.

(5)  OTHER TRANSACTIONS WITH AFFILIATES

     Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Securities, Inc., an affiliate of the Company.

CONSECO VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements
(Unaudited)

(6)  NET ASSETS



     Net assets consisted of the following at September 30, 2000:

Proceeds from the sales of units since organization,
      less cost of units redeemed                                   $ 67,283,122
Undistributed net investment income                                  214,728,287
Undistributed net realized gains on sales of investments              71,410,191
Net unrealized appreciation of investments                            91,380,490
                                                                    ------------
          Net assets                                                $444,802,090
                                                                    ============

CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

==============================================================================================================
                                                                                                    NET ASSET
                                                                          SHARES         COST         VALUE
--------------------------------------------------------------------------------------------------------------
Assets:
  Investments in portfolio shares, at net asset value (Note 2):
  The Alger American Fund:
   Growth Portfolio ...........................................          43,028.2   $  2,389,606  $  2,770,153
   Leveraged AllCap Portfolio .................................          97,531.3      3,916,067     5,653,887
   MidCap Growth Portfolio ....................................           6,756.2        183,851       217,752
   Small Capitalization Portfolio .............................          60,530.3      2,553,816     3,338,248
  American Century Variable Portfolios, Inc:
   Income and Growth Fund .....................................          28,556.7        205,620       228,454
   International Fund .........................................          24,844.9        205,256       310,561
   Value Fund .................................................          63,197.1        414,438       376,022
  Berger Institutional Products Trust:
   100 Fund ...................................................          22,673.8        281,260       435,790
   Growth and Income Fund .....................................          21,378.5        373,775       565,461
   Small Company Growth Fund ..................................          17,680.6        251,273       415,670
   BIAM International Fund ....................................             189.6          2,401         2,774
  Conseco Series Trust:
   Balanced Portfolio .........................................       1,243,454.6     17,185,347    18,217,616
   Equity Portfolio ...........................................       9,951,546.8    213,879,824   230,683,998
   Fixed Income Portfolio .....................................       1,345,328.2     13,322,804    12,626,577
   Government Securities Portfolio ............................         116,636.0      1,389,935     1,278,451
   Money Market Portfolio .....................................       9,963,869.7      9,963,870     9,963,870
  The Dreyfus Socially Responsible Growth Fund, Inc ...........         124,252.7      3,988,409     4,854,553
  Dreyfus Stock Index Fund ....................................         641,747.1     20,046,678    24,675,176
  Dreyfus Variable Investment Fund:





   Disciplined Stock Portfolio ................................           2,689.5         65,147        72,403
   International Value Portfolio ..............................             449.7          7,051         7,047
  Federated Insurance Series:
   High Income Bond Fund II ...................................          73,383.1        775,518       751,443
   International Equity Fund II ...............................          15,649.5        296,590       432,552
   Utility Fund II ............................................          51,589.3        727,373       740,307
  Invesco Variable Investment Funds, Inc:
   Equity Income Fund .........................................             680.8         13,729        14,303
   High Yield Fund ............................................          10,671.7        124,829       122,832
  Janus Aspen Series:
   Aggressive Growth Portfolio ................................         177,897.4      6,077,262    10,618,695
   Growth Portfolio ...........................................         344,062.6      8,743,478    11,577,707
   Worldwide Growth Portfolio .................................         674,395.7     18,220,755    32,202,396
  Lazard Retirement Series, Inc:
   Equity Portfolio ...........................................             100.5          1,179         1,159
   Small Cap Portfolio ........................................               4.0             37            40
  Lord Abbett Series Fund, Inc:
   Growth and Income Portfolio ................................             689.8         15,224        15,285
  Mitchell Hutchins Series Trust:
   Growth and Income Portfolio ................................             453.2          6,562         7,405
  Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Portfolio .............................           6,491.8         85,354        85,951
   Partners Portfolio .........................................          29,353.0        548,008       576,493
  Strong Variable Insurance Funds, Inc:
   Mid Cap Growth Fund II .....................................          11,099.6        227,828       337,094
  Strong Opportunity Fund II, Inc .............................          11,435.0        258,657       297,196
  Van Eck Worldwide Insurance Trust:
   Worldwide Bond Fund ........................................           3,775.0         42,757        40,355
   Worldwide Emerging Markets Fund ............................          18,605.0        161,836       265,307
   Worldwide Hard Assets Fund .................................          51,097.4        527,213       560,027
   Worldwide Real Estate Fund .................................           1,345.6         12,381        12,313
--------------------------------------------------------------------------------------------------------------
      Total assets ............................................                                    375,353,323
Liabilities:
  Net amount due to Conseco Variable Insurance Company ........                                        557,329
--------------------------------------------------------------------------------------------------------------
      Net assets (Note 6) .....................................                                   $374,795,994
==============================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 1999

=============================================================================================================
                                                                                                    NET ASSET
                                                                       SHARES         COST            VALUE
-------------------------------------------------------------------------------------------------------------
Net assets attributable to:
  Contract owners' deferred annuity reserves:
  The Alger American Fund:
   Growth Portfolio........................................          1,184,056.2     $2.337604     $2,767,855
   Leveraged AllCap Portfolio .............................          1,092,625.9      5.109085      5,582,319
   Midcap Growth Portfolio.................................            107,741.1      2.019311        217,563
   Small Capitalization Portfolio .........................          1,477,791.4      2.256980      3,335,346
  American Century Variable Portfolios, Inc:
   Income and Growth Fund..................................            180,072.1      1.267565        228,253
   International Fund......................................            148,279.0      2.092737        310,309
   Value Fund..............................................            300,067.3      1.252172        375,736
  Berger Institutional Products Trust:
   100 Fund................................................            225,561.6      1.930345        435,412
   Growth and Income Fund..................................            237,838.2      2.375451        564,973
   Small Company Growth Fund ..............................            158,133.4      2.626310        415,307
   BIAM International Fund.................................              1,907.4      1.454682          2,775
  Conseco Series Trust:
   Balanced Portfolio .....................................          6,250,753.5      2.874258     17,966,277
   Equity Portfolio
     Qualified ............................................          6,177,794.7     36.036177    222,624,107
     Nonqualified .........................................            154,728.4     28.525694      4,413,735
   Fixed Income Portfolio
     Qualified ............................................          2,139,411.3      5.673933     12,138,877
     Nonqualified .........................................             69,191.3      5.451644        377,206
   Government Securities Portfolio ........................            989,802.9      1.290459      1,277,300
   Money Market Portfolio
     Qualified ............................................          3,343,310.9      2.930114      9,796,281
     Nonqualified .........................................             18,871.5      2.930112         55,295
  The Dreyfus Socially Responsible Growth Fund, Inc .......          1,607,963.6      2.963507      4,765,212
  Dreyfus Stock Index Fund ................................          8,745,043.0      2.808320     24,558,883
  Dreyfus Variable Investment Fund:
   Disciplined Stock Portfolio ............................             57,394.8      1.260430         72,342
   International Value Portfolio ..........................              5,892.4      1.194910          7,041
  Federated Insurance Series:
   High Income Bond Fund II................................            521,674.5      1.404876        732,888
   International Equity Fund II ...........................            158,076.2      2.734170        432,207
   Utility Fund II ........................................            417,936.4      1.769836        739,679
  Invesco Variable Investment Funds, Inc:
   Equity Income Fund......................................             12,179.6      1.173420         14,292
   High Yield Fund.........................................            119,098.6      1.030465        122,727
  Janus Aspen Series:
   Aggressive Growth Portfolio ............................          2,363,771.3      4.488515     10,609,823
   Growth Portfolio .......................................          3,595,530.3      3.192835     11,479,937
   Worldwide Growth Portfolio .............................          8,203,822.8      3.897775     31,976,652
  Lazard Retirement Series, Inc:





   Equity Portfolio........................................              1,021.9      1.133077          1,158
   Small Cap Portfolio.....................................                 44.2      0.892662             39
  Lord Abbett Series Fund, Inc:
   Growth and Income Portfolio.............................             13,117.1      1.164236         15,271
  Mitchell Hutchins Series Trust:
   Growth and Income Portfolio ............................              6,824.5      1.084118          7,399
  Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Portfolio .........................             79,073.7      1.086053         85,878
   Partners Portfolio......................................            422,449.4      1.363460        575,993
  Strong Variable Insurance Funds, Inc:
   Mid Cap Growth Fund II..................................            110,428.3      3.050073        336,814
  Strong Opportunity Fund II, Inc .........................            160,379.9      1.851524        296,947
  Van Eck Worldwide Insurance Trust:
   Worldwide Bond Fund ....................................             37,695.5      1.069651         40,321
   Worldwide Emerging Markets Fund ........................            253,897.1      1.044064        265,085
   Worldwide Hard Assets Fund..............................            556,013.0      1.006344        559,540
   Worldwide Real Estate Fund .............................             14,854.6      0.828169         12,302
-------------------------------------------------------------------------------------------------------------
  Net assets attributable to contract owners' deferred
    annuity reserves......................................                                      $370,593,356
=============================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 1999

================================================================================
                                                                        REPORTED
                                                                           VALUE
--------------------------------------------------------------------------------
Net assets attributable to contract owners' deferred
  annuity reserves (from page 3)                                    $370,593,356
--------------------------------------------------------------------------------
  Contract owners' annuity payment reserves:
   Alger American  Leveraged AllCap Portfolio.....................        70,328
   Conseco Series Trust:
     Balanced Portfolio
      Qualified...................................................       205,231
     Equity Income Portfolio
      Qualified ..................................................     3,281,836
      Nonqualified ...............................................        30,106
     Fixed Income Portfolio
      Qualified ..................................................       106,231
     Money Market Portfolio

      Qualified ..................................................        24,951
   The Dreyfus Socially Responsible Growth Fund, Inc .............        90,149
   Dreyfus Stock Index Fund ......................................        89,012
   Federated High Income Bond Fund II.............................        17,274
   Janus Aspen Growth Portfolio ..................................        97,321
   Janus Aspen Worldwide Growth Portfolio ........................       190,199
--------------------------------------------------------------------------------
        Net assets attributable to contract owners' annuity
         payment reserves...                                           4,202,638
--------------------------------------------------------------------------------
         Net assets ..............................................  $374,795,994
================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================
THIS PAGE INTENTIONALLY LEFT BLANK.

CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                                                                          AMERICAN
                                                                                                                           CENTURY
                                                                                                                           VARIABLE
                                                                                     THE ALGER AMERICAN FUNDS             PORTFOLIOS
                                                                         -----------------------------------------------  ----------
                                                                                      LEVERAGED              SMALL        INCOME AND
                                                                          GROWTH       ALL CAP    MIDCAP  CAPITALIZATION    GROWTH
------------------------------------------------------------------------------------------------------------------------------------





Investment Income:
  Dividends from investments in portfolio shares .....................   $128,480   $  173,044   $15,904     $313,672    $     27
Expenses:
  Mortality and expense risk fees ....................................     17,060       31,692     1,384       25,908       1,856
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ...................................    111,420      141,352    14,520      287,764      (1,829)
------------------------------------------------------------------------------------------------------------------------------------
Net realized  gains  (losses)  and  unrealized  appreciation  (depreciation)  of investments:
   Net realized gains (losses) on sales of investments
     in portfolio shares .............................................    111,748      558,078    10,857       50,558       2,160
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..............................    295,980    1,309,281    19,785      638,612       8,273
------------------------------------------------------------------------------------------------------------------------------------
      Net gain (loss) on investments in portfolio shares .............    407,728    1,867,359    30,642      689,170      10,433
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations ........   $519,148   $2,008,711   $45,162     $976,934    $  8,604
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                                                                          AMERICAN
                                                                                                                           CENTURY
                                                                                                                           VARIABLE
                                                                                     THE ALGER AMERICAN FUNDS             PORTFOLIOS
                                                                         -----------------------------------------------  ----------
                                                                                      LEVERAGED              SMALL        INCOME AND
                                                                          GROWTH       ALL CAP    MIDCAP  CAPITALIZATION    GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (loss) ...................................  $   111,420   $   141,352   $  14,520   $   287,764   $  (1,829)
  Net realized gains (losses) on sales of investments
   in portfolio shares ...........................................      111,748       558,078      10,857        50,558       2,160
  Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ............................      295,980     1,309,281      19,785       638,612       8,273
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......      519,148     2,008,711      45,162       976,934       8,604
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments .................................      536,875       709,993      59,860       411,916      54,378
  Contract redemptions ...........................................     (245,853)     (236,059)     (2,797)     (216,597)     (5,265)
  Net transfers ..................................................    1,364,778     1,780,573     (17,279)     (236,971)     71,174
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets





      from contract owners' transactions .........................    1,655,800     2,254,507      39,784       (41,652)    120,287
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ....................    2,174,948     4,263,218      84,946       935,282     128,891
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ....................................      592,907     1,389,429     132,617     2,400,064      99,362
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year (Note 6) .........................  $ 2,767,855   $ 5,652,647   $ 217,563   $ 3,335,346   $ 228,253
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.


===========================================================================================================================
     AMERICAN CENTURY
   VARIABLE PORTFOLIOS
        (CONTINUED)                    BERGER INSTITUTIONAL PRODUCTS TRUST               CONSECO SERIES TRUST PORTFOLIOS
--------------------------  ----------------------------------------------------- -----------------------------------------
                                            GROWTH AND      SMALL        BIAM                                       FIXED
 INTERNATIONAL     VALUE          100         INCOME       COMPANY   INTERNATIONAL   BALANCED       EQUITY          INCOME
---------------------------------------------------------------------------------------------------------------------------
 $      --       $ 16,781    $      67     $      --     $      --     $    15     $3,303,327    $64,761,215      $ 890,651
     1,617          2,993        3,068         3,685         2,143          15        160,412      1,193,037        103,858
---------------------------------------------------------------------------------------------------------------------------
    (1,617)        13,788       (3,001)       (3,685)       (2,143)         --      3,142,915     63,568,178        786,793
---------------------------------------------------------------------------------------------------------------------------
     3,093        (24,861)       7,460        23,544        11,746      (1,677)       419,126     10,008,486       (184,733)

   104,334        (35,009)     132,558       168,678       164,105         373        729,573      3,199,282       (792,858)
---------------------------------------------------------------------------------------------------------------------------
   107,427        (59,870)     140,018       192,222       175,851      (1,304)     1,148,699     13,207,768       (977,591)
---------------------------------------------------------------------------------------------------------------------------
 $ 105,810       $(46,082)   $ 137,017     $ 188,537     $ 173,708     $(1,304)    $4,291,614    $76,775,946      $(190,798)
===========================================================================================================================


==============================================================================================================================
     AMERICAN CENTURY
   VARIABLE PORTFOLIOS
        (CONTINUED)                    BERGER INSTITUTIONAL PRODUCTS TRUST               CONSECO SERIES TRUST PORTFOLIOS
---------------------------  ---------------------------------------------------- --------------------------------------------
                                            GROWTH AND      SMALL       BIAM                                       FIXED





 INTERNATIONAL     VALUE          100         INCOME       COMPANY  INTERNATIONAL    BALANCED       EQUITY          INCOME
------------------------------------------------------------------------------------------------------------------------------
 $  (1,617)      $  13,788   $  (3,001)    $  (3,685)   $  (2,143)    $    00     $  3,142,915   $  63,568,178   $    786,793
     3,093         (24,861)      7,460        23,544       11,746      (1,677)         419,126      10,008,486       (184,733)
   104,334         (35,009)    132,558       168,678      164,105         373          729,573       3,199,282       (792,858)
------------------------------------------------------------------------------------------------------------------------------
   105,810         (46,082)    137,017       188,537      173,708      (1,304)       4,291,614      76,775,946       (190,798)
------------------------------------------------------------------------------------------------------------------------------
    34,926          66,180      46,621       103,748       42,921       4,918        1,850,837       9,915,752        948,729
   (34,093)           (797)    (13,320)      (77,541)     (13,080)         00       (1,231,243)    (19,376,258)    (1,468,531)
    68,072         214,621       8,401       176,231       96,668        (839)      (3,030,882)    (20,639,749)    (1,366,270)
------------------------------------------------------------------------------------------------------------------------------

    68,905         280,004      41,702       202,438      126,509       4,079       (2,411,288)    (30,100,255)    (1,886,072)
------------------------------------------------------------------------------------------------------------------------------
   174,715         233,922     178,719       390,975      300,217       2,775        1,880,326      46,675,691     (2,076,870)
------------------------------------------------------------------------------------------------------------------------------
   135,594         141,814     256,693       173,998      115,090          00       16,291,182     183,674,093     14,699,184
------------------------------------------------------------------------------------------------------------------------------
 $ 310,309       $ 375,736   $ 435,412     $ 564,973    $ 415,307     $ 2,775     $ 18,171,508  $ 230,349,784    $ 12,622,314
==============================================================================================================================


CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                         CONSECO SERIES                                    DREYFUS
                                                                        TRUST PORTFOLIOS                                  VARIABLE
                                                                           (CONTINUED)                                   INVESTMENT
                                                                    ------------------------                             ----------
                                                                                                DREYFUS
                                                                                               SOCIALLY      DREYFUS
                                                                    GOVERNMENT      MONEY     RESPONSIBLE     STOCK     DISCIPLINED
                                                                    SECURITIES      MARKET       GROWTH       INDEX        STOCK
===================================================================================================================================
Investment Income:
  Dividends from investments in portfolio shares ................   $  107,961    $  361,663   $  161,066   $  411,370   $      699
Expenses:

  Mortality and expense risk fees ...............................       13,829        74,500       31,289      198,788          420





-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ..............................       94,132       287,163      129,777      212,582          279
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
  Net realized gains (losses) on sales of investments
   in portfolio shares ..........................................      (39,974)           --      121,526    1,264,839        3,050
  Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...........................     (103,269)           --      661,999    2,084,671        4,512
-----------------------------------------------------------------------------------------------------------------------------------
   Net gain (loss) on investments in portfolio shares ...........     (143,243)           --      783,525    3,349,510        7,562
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ......   $  (49,111)   $  287,163   $  913,302   $3,562,092   $    7,841
===================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                         CONSECO SERIES                                    DREYFUS
                                                                        TRUST PORTFOLIOS                                  VARIABLE
                                                                           (CONTINUED)                                   INVESTMENT
                                                                    ------------------------                             ----------
                                                                                                  DREYFUS
                                                                                                 SOCIALLY     DREYFUS
                                                                    GOVERNMENT      MONEY       RESPONSIBLE    STOCK    DISCIPLINED
                                                                    SECURITIES      MARKET         GROWTH      INDEX       STOCK
===================================================================================================================================
Changes from operations:
  Net investment income (loss) ...................................   $   94,132    $  287,163   $  129,777   $  212,582   $      279
  Net realized gains (losses) on sales of investments
   in portfolio shares ...........................................      (39,974)           --      121,526    1,264,839        3,050
  Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ............................     (103,269)           --      661,999    2,084,671        4,512
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......      (49,111)      287,163      913,302    3,562,092        7,841
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:

  Net contract purchase payments .................................       68,158     1,321,953      980,324    4,113,547       26,306
  Contract redemptions ...........................................     (205,996)   (2,655,856)    (140,733)  (1,780,271)          --
  Net transfers ..................................................      525,195     5,473,590    1,256,049    4,598,908       18,846
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      from contract owners' transactions .........................      387,357     4,139,687    2,095,640    6,932,184       45,152
-----------------------------------------------------------------------------------------------------------------------------------
        Net increase in net assets ...............................      338,246     4,426,850    3,008,942   10,494,276       52,993





-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ....................................      939,054     5,449,677    1,846,419   14,153,619       19,349
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year (Note 6) .........................   $1,277,300    $9,876,527   $4,855,361   $24,647,895  $   72,342
===================================================================================================================================

     The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
   DREYFUS
   VARIABLE
  INVESTMENT                                                     INVESCO VARIABLE
 (CONTINUED)         FEDERATED INSURANCE SERIES FUNDS               INV. FUNDS                JANUS ASPEN SERIES PORTFOLIOS
--------------   ----------------------------------------     ----------------------   ---------------------------------------------
INTERNATIONAL    HIGH INCOME   INTERNATIONAL                   EQUITY                   AGGRESSIVE                       WORLDWIDE
    VALUE           BOND II       EQUITY II    UTILITY II      INCOME     HIGH YIELD      GROWTH           GROWTH          GROWTH
====================================================================================================================================
   $    497        $ 53,015        $  6,865     $ 52,867      $    185     $  7,078    $    170,221     $     53,182   $     37,051

         18           7,373           2,752        7,442           237          652          49,307           69,843        211,547
------------------------------------------------------------------------------------------------------------------------------------
        479          45,642           4,113       45,425           (52)       6,426         120,914          (16,661)      (174,496)
------------------------------------------------------------------------------------------------------------------------------------



         --         (19,531)         57,813        8,985         4,665           41         862,750          671,059        803,052

         (4)        (23,518)        133,905      (48,438)         (739)        (816)      3,700,827        2,118,576     11,240,473
------------------------------------------------------------------------------------------------------------------------------------
         (4)        (43,049)        191,718      (39,453)        3,926         (775)      4,563,577        2,789,635     12,043,525
------------------------------------------------------------------------------------------------------------------------------------
   $    475        $  2,593        $195,831     $  5,972      $  3,874     $  5,651    $  4,684,491     $  2,772,974   $ 11,869,029
====================================================================================================================================

====================================================================================================================================
   DREYFUS
   VARIABLE
  INVESTMENT                                                     INVESCO VARIABLE
 (CONTINUED)         FEDERATED INSURANCE SERIES FUNDS               INV. FUNDS                JANUS ASPEN SERIES PORTFOLIOS
--------------   ----------------------------------------     ----------------------   ---------------------------------------------
INTERNATIONAL    HIGH INCOME   INTERNATIONAL                   EQUITY                   AGGRESSIVE                       WORLDWIDE
    VALUE           BOND II       EQUITY II    UTILITY II      INCOME     HIGH YIELD      GROWTH           GROWTH          GROWTH
====================================================================================================================================





  $    479         $ 45,642        $  4,113     $ 45,425      $    (52)    $  6,426    $    120,914    $    (16,661)   $   (174,496)

        --          (19,531)         57,813        8,985         4,665           41         862,750         671,059         803,052

        (4)         (23,518)        133,905      (48,438)         (739)        (816)      3,700,827       2,118,576      11,240,473
------------------------------------------------------------------------------------------------------------------------------------
       475            2,593         195,831        5,972         3,874        5,651       4,684,491       2,772,974      11,869,029
------------------------------------------------------------------------------------------------------------------------------------


     1,121          248,365          46,235      160,218         6,527       17,301         867,225       1,432,168       3,759,132
        --         (131,357)        (40,030)    (130,590)      (39,449)        (169)       (850,365)       (605,936)     (1,445,920)
     5,445           72,129             433      (48,512)        7,531       78,290       2,922,201       4,119,809       2,721,386
------------------------------------------------------------------------------------------------------------------------------------

     6,566          189,137           6,638      (18,884)      (25,391)      95,422       2,939,061       4,946,041       5,034,598
------------------------------------------------------------------------------------------------------------------------------------
     7,041          191,730         202,469      (12,912)      (21,517)     101,073       7,623,552       7,719,015      16,903,627
------------------------------------------------------------------------------------------------------------------------------------
        --          558,432         229,738      752,591        35,809       21,654       2,986,271       3,858,243      15,263,224
------------------------------------------------------------------------------------------------------------------------------------
  $  7,041         $750,162        $432,207     $739,679      $ 14,292     $122,727    $ 10,609,823    $ 11,577,258    $ 32,166,851
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                                                                         NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                      LAZARD RETIREMENT                                    TRUST
                                                                      SERIES PORTFOLIOS                                  PORTFOLIOS
                                                                   ----------    ----------   ----------    ----------   ----------
                                                                                                             MITCHELL
                                                                                              LORD ABBETT    HUTCHINS
                                                                                             SERIES TRUST  SERIES TRUST   LIMITED
                                                                                              GROWTH AND    GROWTH AND    MATURITY
                                                                     EQUITY       SMALL CAP     INCOME        INCOME        BOND
                                                                   ----------    ----------   ----------    ----------   ----------





====================================================================================================================================
Investment Income:
  Dividends from investments in portfolio shares ................  $       38    $       --   $    1,204    $       --   $   13,707
Expenses:

  Mortality and expense risk fees ...............................           5            35          234            60        2,419
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ..............................          33           (35)         970           (60)      11,288
------------------------------------------------------------------------------------------------------------------------------------
Net realized  gains  (losses)  and  unrealized  appreciation  (depreciation)  of investments:

   Net realized gains (losses) on sales of investments
     in portfolio shares ........................................          --           403        2,442             5       (9,505)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .........................         (20)         (359)        (434)          687         (453)
------------------------------------------------------------------------------------------------------------------------------------
      Net gain (loss) on investments in portfolio shares ........         (20)           44        2,008           692       (9,958)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations ...  $       13    $        9   $    2,978    $      632   $    1,330
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                                                                        NEUBERGER
                                                                                                                          BERMAN
                                                                                                                         ADVISERS
                                                                                                                        MANAGEMENT
                                                                     LAZARD RETIREMENT                                    TRUST
                                                                     SERIES PORTFOLIOS                                  PORTFOLIOS
                                                                  ----------    ----------   ----------    ----------   ----------
                                                                                                            MITCHELL
                                                                                             LORD ABBETT    HUTCHINS
                                                                                            SERIES TRUST  SERIES TRUST   LIMITED
                                                                                             GROWTH AND    GROWTH AND    MATURITY
                                                                    EQUITY       SMALL CAP     INCOME        INCOME        BOND
                                                                  ----------    ----------   ----------    ----------   ----------
===================================================================================================================================

Changes from operations:
  Net investment income (loss) .................................. $       33    $      (35)  $      970    $     (60)   $   11,288
  Net realized gains (losses) on sales of investments
   in portfolio shares ..........................................         --           403        2,442            5        (9,505)
  Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...........................        (20)         (359)        (434)         687          (453)





------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ......         13             9        2,978          632         1,330
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:

  Net contract purchase payments ................................        470            23        2,114        1,597        18,533
  Contract redemptions ..........................................         --            --       (2,618)          --        (1,945)
  Net transfers .................................................        675        (3,687)      (1,174)         (77)     (176,039)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      from contract owners' transactions ........................      1,145        (3,664)      (1,678)       1,520      (159,451)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ...................      1,158        (3,655)       1,300        2,152      (158,121)

------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ...................................         --         3,694       13,971        5,247       243,999
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year (Note 6) ........................ $    1,158    $       39   $   15,271    $   7,399    $   85,878
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
 NEUBERGER
   BERMAN
  ADVISERS
 MANAGEMENT         STRONG
   TRUST            VARIABLE
 PORTFOLIOS        INSURANCE
(CONTINUED)          FUNDS                                    VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
----------         --------                         -----------------------------------------------------------
                                     STRONG
                    MID CAP        OPPORTUNITY                       EMERGING           HARD             REAL            COMBINED
 PARTNERS          GROWTH II         FUND II          BOND            MARKETS          ASSETS           ESTATE             TOTAL
-------------------------------------------------------------------------------------------------------------------  ---------------
$   14,677         $     99         $ 15,306        $  2,318         $     --         $  2,415         $     58         $ 71,076,725

     5,325            1,397            2,006             403            1,425            2,876              114            2,233,024
-------------------------------------------------------------------------------------------------------------------  ---------------
     9,352           (1,298)          13,300           1,915           (1,425)            (461)             (56)          68,843,701
-------------------------------------------------------------------------------------------------------------------  ---------------








    (6,481)           3,848           15,250             285           (3,381)         (42,065)              17           14,694,678

    26,253          104,993           29,993          (5,860)         121,754          100,379             (232)          26,087,847
-------------------------------------------------------------------------------------------------------------------  ---------------
    19,772          108,841           45,243          (5,575)         118,373           58,314             (215)          40,782,525
-------------------------------------------------------------------------------------------------------------------  ---------------
$   29,124         $107,543         $ 58,543        $ (3,660)        $116,948         $ 57,853         $   (271)        $109,626,226
===================================================================================================================  ===============


====================================================================================================================================
 NEUBERGER
   BERMAN
  ADVISERS
 MANAGEMENT         STRONG
   TRUST            VARIABLE
 PORTFOLIOS        INSURANCE
(CONTINUED)          FUNDS                                    VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
----------         --------                         -----------------------------------------------------------
                                     STRONG
                    MID CAP        OPPORTUNITY                       EMERGING           HARD             REAL            COMBINED
 PARTNERS          GROWTH II         FUND II          BOND            MARKETS          ASSETS           ESTATE             TOTAL
-------------------------------------------------------------------------------------------------------------------  ---------------
$    9,352         $ (1,298)        $ 13,300        $  1,915         $ (1,425)        $   (461)        $    (56)       $ 68,843,701

    (6,481)           3,848           15,250             285           (3,381)         (42,065)              17          14,694,678

    26,253          104,993           29,993          (5,860)         121,754          100,379             (232)         26,087,847
-------------------------------------------------------------------------------------------------------------------  ---------------
    29,124          107,543           58,543          (3,660)         116,948           57,853             (271)        109,626,226
-------------------------------------------------------------------------------------------------------------------  ---------------

   166,393           30,192           70,611          13,252           18,011           24,652              382          28,182,464
   (29,377)          (3,003)         (54,554)         (5,053)          (2,937)          (1,281)              --         (31,048,874)
   (21,587)         (33,708)          98,488            (354)          39,382          311,470            9,394             462,611
-------------------------------------------------------------------------------------------------------------------  ---------------

   115,429           (6,519)         114,545           7,845           54,456          334,841            9,776          (2,403,799)
-------------------------------------------------------------------------------------------------------------------  ---------------
   144,553          101,024          173,088           4,185          171,404          392,694            9,505         107,222,427
-------------------------------------------------------------------------------------------------------------------  ---------------
   431,440          235,790          123,859          36,136           93,681          166,846            2,797         267,573,567
-------------------------------------------------------------------------------------------------------------------  ---------------
$  575,993         $336,814         $296,947        $ 40,321         $265,085         $559,540         $ 12,302        $374,795,994
-------------------------------------------------------------------------------------------------------------------  ---------------

CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1998

====================================================================================================================================
                                                                                                                           AMERICAN
                                                                                                                            CENTURY
                                                                                                                           VARIABLE
                                                                                   THE ALGER AMERICAN FUNDS               PORTFOLIOS
                                                                     --------------------------------------------------   ----------
                                                                                    LEVERAGED                  SMALL      INCOME AND
                                                                       GROWTH        ALL CAP      MIDCAP   CAPITALIZATION   GROWTH
====================================================================================================================================
Investment Income:
  Dividends from investments in portfolio shares .................   $   26,144    $   36,253   $    6,544   $  270,282   $     485
Expenses:

  Mortality and expense risk fees ................................        2,618         9,102          798       20,373         205
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ...............................       23,526        27,151        5,746      249,909         280
------------------------------------------------------------------------------------------------------------------------------------
Net realized  gains  (losses)  and  unrealized  appreciation  (depreciation)  of investments:

   Net realized gains (losses) on sales of investments
     in portfolio shares .........................................        7,619        80,329       (2,335)      36,865        (245)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..........................       86,212       334,099       15,345       30,953      14,561
------------------------------------------------------------------------------------------------------------------------------------
      Net gain (loss) on investments in portfolio shares .........       93,831       414,428       13,010       67,818      14,316
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations ....   $  117,357    $  441,579   $   18,756   $  317,727   $  14,596
====================================================================================================================================


====================================================================================================================================
                                                                                                                           AMERICAN
                                                                                                                            CENTURY
                                                                                                                           VARIABLE
                                                                                   THE ALGER AMERICAN FUNDS               PORTFOLIOS
                                                                     --------------------------------------------------   ----------
                                                                                    LEVERAGED                  SMALL      INCOME AND
                                                                       GROWTH        ALL CAP      MIDCAP   CAPITALIZATION   GROWTH
====================================================================================================================================
Changes from operations:
  Net investment income (loss) ...................................   $   23,526    $   27,151   $    5,746   $  249,909   $     280





  Net realized gains (losses) on sales of investments
    in portfolio shares ..........................................        7,619        80,329       (2,335)      36,865        (245)
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ...........................       86,212       334,099       15,345       30,953      14,561
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......      117,357       441,579       18,756      317,727      14,596
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:

  Net contract purchase payments .................................       83,527       169,533       22,749      450,527      34,949
  Contract redemptions ...........................................       (5,654)     (126,978)      (2,059)    (716,237)         --
  Net transfers ..................................................      252,392       184,203       80,365      101,839      49,817
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      from contract owners' transactions .........................      330,265       226,758      101,055     (163,871)     84,766
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ....................      447,622       668,337      119,811      153,856      99,362

------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ....................................      145,285       721,092       12,806    2,246,208          --
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year ..................................   $  592,907    $1,389,429   $  132,617   $2,400,064   $  99,362
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
      AMERICAN CENTURY
    VARIABLE PORTFOLIOS
        (CONTINUED)                   BERGER INSTITUTIONAL PRODUCTS TRUST                     CONSECO SERIES TRUST PORTFOLIOS
  -----------------------      -------------------------------------------------      --------------------------------------------
                                            GROWTH AND      SMALL         BIAM                                            FIXED
INTERNATIONAL      VALUE          100         INCOME       COMPANY    INTERNATIONAL     BALANCED         EQUITY           INCOME
------------------------------------------------------------------------------------------------------------------------------------
  $  1,313       $  5,413      $    565      $  1,005     $     46      $     --      $ 1,153,158     $ 15,752,727     $ 1,035,769

       937          1,231         1,184           956          517            31          154,368        1,178,671         111,522
------------------------------------------------------------------------------------------------------------------------------------
       376          4,182          (619)           49         (471)          (31)         998,790       14,574,056         924,247
------------------------------------------------------------------------------------------------------------------------------------



     1,818         (3,973)          684         2,512         (318)          373          340,355        7,214,092          39,407






       975         (3,479)       24,584        23,975          382            --          (29,185)       3,784,130        (170,505)
------------------------------------------------------------------------------------------------------------------------------------
     2,793         (7,452)       25,268        26,487           64           373          311,170       10,998,222        (131,098)
------------------------------------------------------------------------------------------------------------------------------------
  $  3,169       $ (3,270)     $ 24,649      $ 26,536     $   (407)     $    342      $ 1,309,960     $ 25,572,278     $   793,149
====================================================================================================================================


====================================================================================================================================
      AMERICAN CENTURY
    VARIABLE PORTFOLIOS
        (CONTINUED)                   BERGER INSTITUTIONAL PRODUCTS TRUST                     CONSECO SERIES TRUST PORTFOLIOS
  -----------------------      -------------------------------------------------      --------------------------------------------
                                            GROWTH AND      SMALL         BIAM                                            FIXED
INTERNATIONAL      VALUE          100         INCOME       COMPANY    INTERNATIONAL     BALANCED         EQUITY           INCOME
------------------------------------------------------------------------------------------------------------------------------------


$    376         $  4,182      $   (619)     $     49     $   (471)     $    (31)     $   998,790     $ 14,574,056     $   924,247

   1,818           (3,973)          684         2,512         (318)          373          340,355        7,214,092          39,407

     975           (3,479)       24,584        23,975          382            --          (29,185)       3,784,130        (170,505)
------------------------------------------------------------------------------------------------------------------------------------
   3,169           (3,270)       24,649        26,536         (407)          342        1,309,960       25,572,278         793,149

------------------------------------------------------------------------------------------------------------------------------------

  21,242           36,363       104,218        32,961       25,129           (33)       2,454,610       12,980,634       1,173,981
     (45)            (273)           --        (3,854)      (1,462)           --       (1,184,970)     (24,815,715)     (3,238,373)
 111,123           85,483        79,944        39,965       89,153        (3,309)        (401,921)     (20,876,437)         57,978
------------------------------------------------------------------------------------------------------------------------------------

 132,320          121,573       184,162        69,072      112,820        (3,342)         867,719      (32,711,518)     (2,006,414)
------------------------------------------------------------------------------------------------------------------------------------
 135,489          118,303       208,811        95,608      112,413        (3,000)       2,177,679       (7,139,240)     (1,213,265)
------------------------------------------------------------------------------------------------------------------------------------
     105           23,511        47,882        78,390        2,677         3,000       14,113,503      190,813,333      15,912,449
------------------------------------------------------------------------------------------------------------------------------------
$135,594         $141,814      $256,693      $173,998     $115,090      $     --      $16,291,182     $183,674,093     $14,699,184
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C

FOR THE YEAR ENDED DECEMBER 31, 1998

====================================================================================================================================
                                                                         CONSECO SERIES                                   DREYFUS
                                                                        TRUST PORTFOLIOS                                  VARIABLE
                                                                           (CONTINUED)                                   INVESTMENT
                                                                    ------------------------                             ----------
                                                                                                DREYFUS
                                                                                                SOCIALLY     DREYFUS
                                                                    GOVERNMENT       MONEY    RESPONSIBLE     STOCK      DISCIPLINED
                                                                    SECURITIES      MARKET       GROWTH       INDEX         STOCK
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends from investments in portfolio shares ................   $   48,886    $  255,531   $   67,412   $  152,478    $     91
Expenses:

  Mortality and expense risk fees ...............................        8,378        49,938       11,421       90,857          46
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ..............................       40,508       205,593       55,991       61,621          45
------------------------------------------------------------------------------------------------------------------------------------
Net realized  gains  (losses)  and  unrealized  appreciation  (depreciation)  of investments:

   Net realized gains (losses) on sales of investments
     in portfolio shares ........................................       17,349            --       73,930      502,333          --
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .........................      (14,738)           --      160,015    1,688,088       2,744
------------------------------------------------------------------------------------------------------------------------------------
      Net gain (loss) on investments in portfolio shares ........        2,611            --      233,945    2,190,421       2,744
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations ...   $   43,119    $  205,593   $  289,936   $2,252,042    $  2,789
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1998

====================================================================================================================================
                                                                         CONSECO SERIES                                   DREYFUS
                                                                        TRUST PORTFOLIOS                                  VARIABLE
                                                                           (CONTINUED)                                   INVESTMENT
                                                                    ------------------------                             ----------
                                                                                                DREYFUS
                                                                                                SOCIALLY     DREYFUS
                                                                    GOVERNMENT       MONEY    RESPONSIBLE     STOCK      DISCIPLINED





                                                                    SECURITIES      MARKET       GROWTH       INDEX         STOCK
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (loss) ...................................  $   40,508    $  205,593   $   55,991   $   61,621    $   45
  Net realized gains (losses) on sales of investments
   in portfolio shares ...........................................      17,349            --       73,930      502,333        --
  Net change in unrealized appreciation
   (depreciation) of investments in portfolio shares .............     (14,738)           --      160,015    1,688,088     2,744
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......      43,119       205,593      289,936    2,252,042     2,789
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments .................................      68,785       280,659      495,636    2,668,744       398
  Contract redemptions ...........................................    (111,079)   (1,403,691)     (98,716)    (253,677)       --
  Net transfers ..................................................     326,004     1,940,167      513,868    3,880,194    16,162
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      from contract owners' transactions .........................     283,710       817,135      910,788    6,295,261    16,560
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ....................     326,829     1,022,728    1,200,724    8,547,303    19,349
------------------------------------------------------------------------------------------------------------------------------------
  Net assets, beginning of year ..................................     612,225     4,426,949      645,695    5,606,316        --
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year ..................................  $  939,054    $5,449,677   $1,846,419   $14,153,619   $19,349
====================================================================================================================================

  The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
   DREYFUS
  VARIABLE
 INVESTMENT                                                       INVESCO
 (CONTINUED)       FEDERATED INSURANCE SERIES FUNDS         VARIABLE INV. FUNDS                JANUS ASPEN SERIES PORTFOLIOS
  --------       ------------------------------------     ----------------------      ----------------------------------------------
INTERNATIONAL   HIGH INCOME  INTERNATIONAL                 EQUITY                      AGGRESSIVE                         WORLDWIDE
    VALUE         BOND II      EQUITY II    UTILITY II     INCOME      HIGH YIELD        GROWTH            GROWTH           GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  $    --       $  6,718      $    198      $ 29,269     $  1,814      $  2,253      $       --       $    157,855     $   464,175

       --          3,099         2,125         5,388          120            54          21,327             25,410         120,229
------------------------------------------------------------------------------------------------------------------------------------
       --          3,619        (1,927)       23,881        1,694         2,199         (21,327)           132,445         343,946
------------------------------------------------------------------------------------------------------------------------------------








       --          5,201        46,233        44,535            1            (4)         53,509            187,231         728,557

       --         (7,710)       (8,218)        8,673        1,313        (1,181)        657,242            507,794       1,763,273
------------------------------------------------------------------------------------------------------------------------------------
       --         (2,509)       38,015        53,208        1,314        (1,185)        710,751            695,025       2,491,830
------------------------------------------------------------------------------------------------------------------------------------
  $    --       $  1,110      $ 36,088      $ 77,089     $  3,008      $  1,014      $  689,424       $    827,470     $ 2,835,776
====================================================================================================================================

====================================================================================================================================
   DREYFUS
  VARIABLE
 INVESTMENT                                                       INVESCO
 (CONTINUED)       FEDERATED INSURANCE SERIES FUNDS         VARIABLE INV. FUNDS                JANUS ASPEN SERIES PORTFOLIOS
  --------       ------------------------------------     ----------------------      ----------------------------------------------
INTERNATIONAL   HIGH INCOME  INTERNATIONAL                 EQUITY                      AGGRESSIVE                         WORLDWIDE
    VALUE         BOND II      EQUITY II    UTILITY II     INCOME      HIGH YIELD        GROWTH            GROWTH           GROWTH
------------------------------------------------------------------------------------------------------------------------------------


$     --        $  3,619      $ (1,927)     $ 23,881     $  1,694      $  2,199      $   (21,327)     $    132,445     $   343,946

      --           5,201        46,233        44,535            1            (4)          53,509           187,231         728,557

      --          (7,710)       (8,218)        8,673        1,313        (1,181)         657,242           507,794       1,763,273
------------------------------------------------------------------------------------------------------------------------------------
      --           1,110        36,088        77,089        3,008         1,014          689,424           827,470       2,835,776
------------------------------------------------------------------------------------------------------------------------------------

      --         130,446        36,964       101,816           --         8,399          314,457           575,858       3,035,033
      --         (31,009)       (2,387)      (16,382)          --            --          (81,251)         (119,797)     (2,091,287)
      --         316,153        17,561       283,497       32,801        12,241          330,898           862,739       2,193,731
------------------------------------------------------------------------------------------------------------------------------------

      --         415,590        52,138       368,931       32,801        20,640          564,104         1,318,800       3,137,477
------------------------------------------------------------------------------------------------------------------------------------
      --         416,700        88,226       446,020       35,809        21,654        1,253,528         2,146,270       5,973,253
------------------------------------------------------------------------------------------------------------------------------------
      --         141,732       141,512       306,571           --            --        1,732,743         1,711,973       9,289,971
------------------------------------------------------------------------------------------------------------------------------------
$     --        $558,432      $229,738      $752,591     $ 35,809      $ 21,654      $ 2,986,271      $  3,858,243     $15,263,224
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1998


====================================================================================================================================
                                                                                                                         NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                        LAZARD RETIREMENT                                  TRUST
                                                                        SERIES PORTFOLIOS                                PORTFOLIOS
                                                                     ----------------------                              ----------
                                                                                               MITCHELL
                                                                                              LORD ABBETT     HUTCHINS
                                                                                              SERIES TRUST  SERIES TRUST   LIMITED
                                                                                               GROWTH AND    GROWTH AND    MATURITY
                                                                       EQUITY     SMALL CAP     INCOME        INCOME        BOND
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends from investments in portfolio shares .................   $      --    $       1   $      868    $      365   $      156
------------------------------------------------------------------------------------------------------------------------------------
Expenses:

  Mortality and expense risk fees ................................          --            7           26            17          286
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ...............................          --           (6)         842           348         (130)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
  Net realized gains (losses) on sales of investments
     in portfolio shares .........................................          --           --           --            --          (72)
  Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..........................          --          361          495           156        1,051
------------------------------------------------------------------------------------------------------------------------------------
     Net gain (loss) on investments in portfolio shares ..........          --          361          495           156          979
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ......   $      --    $     355   $    1,337    $      504   $      849
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1998

====================================================================================================================================





                                                                                                                         NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                        LAZARD RETIREMENT                                  TRUST
                                                                        SERIES PORTFOLIOS                                PORTFOLIOS
                                                                     ----------------------                              ----------
                                                                                               MITCHELL
                                                                                              LORD ABBETT     HUTCHINS
                                                                                              SERIES TRUST  SERIES TRUST   LIMITED
                                                                                               GROWTH AND    GROWTH AND    MATURITY
                                                                       EQUITY     SMALL CAP     INCOME        INCOME        BOND
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
  Net investment income (loss) ...................................   $      --    $      (6)  $      842    $      348   $     (130)
  Net realized gains (losses) on sales of investments
   in portfolio shares ...........................................          --           --           --            --          (72)
  Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ............................          --          361          495           156        1,051
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......          --          355        1,337
                                                                                                                   504          849
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments .................................          --        3,339       11,680           719       12,525
  Contract redemptions ...........................................          --           --           --            --           --
  Net transfers ..................................................          --           --          954         4,024      230,625
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contract owners' transactions ..........................          --        3,339       12,634         4,743      243,150
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ......................          --        3,694       13,971         5,247      243,999
------------------------------------------------------------------------------------------------------------------------------------
  Net assets, beginning of year ..................................          --           --           --            --           --
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of year ....................................   $      --    $  3,694   $   13,971     $    5,247   $  243,999
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
NEUBERGER





  BERMAN
 ADVISERS
MANAGEMENT        STRONG
   TRUST         VARIABLE
PORTFOLIOS       INSURANCE
(CONTINUED)        FUNDS                                 VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
----------       --------                    -----------------------------------------------------------------
                                                                                                      (NOTE 1)
                                STRONG                                                                  OLD
                  MID CAP     OPPORTUNITY                 EMERGING        HARD          REAL            HARD            COMBINED
 PARTNERS        GROWTH II      FUND II        BOND        MARKETS       ASSETS        ESTATE          ASSETS             TOTAL
------------------------------------------------------------------------------------------------------------------------------------
 $  8,709        $     --      $  1,483      $    169     $  1,250      $ 50,996      $     --        $     --         $19,540,381

    2,368             154           447           279          745         2,656             5               2           1,827,897
------------------------------------------------------------------------------------------------------------------------------------
    6,341            (154)        1,036          (110)         505        48,340            (5)             (2)         17,712,484
------------------------------------------------------------------------------------------------------------------------------------



  (10,055)            480        (2,663)          199      (21,681)      (69,021)           --              --           9,273,246

      556           4,306         8,517         3,119       (6,249)      (75,494)          164              --           8,806,323
------------------------------------------------------------------------------------------------------------------------------------
   (9,499)          4,786         5,854         3,318      (27,930)     (144,515)          164              --          18,079,569
------------------------------------------------------------------------------------------------------------------------------------
 $ (3,158)       $  4,632      $  6,890      $  3,208     $(27,425)     $(96,175)     $    159        $     (2)        $35,792,053
====================================================================================================================================


====================================================================================================================================
NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT        STRONG
   TRUST         VARIABLE
PORTFOLIOS       INSURANCE
(CONTINUED)        FUNDS                                 VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
----------       --------                    -----------------------------------------------------------------
                                                                                                      (NOTE 1)
                                STRONG                                                                  OLD
                  MID CAP     OPPORTUNITY                 EMERGING        HARD          REAL            HARD            COMBINED
 PARTNERS        GROWTH II      FUND II        BOND        MARKETS       ASSETS        ESTATE          ASSETS             TOTAL
------------------------------------------------------------------------------------------------------------------------------------


 $  6,341        $   (154)     $  1,036      $   (110)    $    505      $ 48,340      $     (5)       $     (2)        $17,712,484






  (10,055)            480        (2,663)          199      (21,681)      (69,021)           --              --           9,273,246

      556           4,306         8,517         3,119       (6,249)      (75,494)          164              --           8,806,323
------------------------------------------------------------------------------------------------------------------------------------
   (3,158)          4,632         6,890         3,208      (27,425)      (96,175)          159              (2)         35,792,053

------------------------------------------------------------------------------------------------------------------------------------

  157,481          11,715        45,152         9,453       22,033        34,250         2,638           9,511          25,628,081
   (2,370)           (190)         (980)         (436)      (1,843)       (3,409)           --              --         (34,314,124)
  204,724         214,553        67,755         6,504       20,696      (112,948)           --          (9,824)         (8,796,326)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
  359,835         226,078       111,927        15,521       40,886       (82,107)        2,638            (313)        (17,482,369)
------------------------------------------------------------------------------------------------------------------------------------
  356,677         230,710       118,817        18,729       13,461      (178,282)        2,797            (315)         18,309,684
------------------------------------------------------------------------------------------------------------------------------------
   74,763           5,080         5,042        17,407       80,220       345,128            --             315         249,263,883
------------------------------------------------------------------------------------------------------------------------------------
 $431,440        $235,790      $123,859      $ 36,136     $ 93,681      $166,846      $  2,797        $     --         $267,573,567
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1999 AND 1998
================================================================================

(1) GENERAL

    Conseco Variable Annuity Account C ("Account C") was established in 1980 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. Account C is registered under the Investment Company Act of 1940, as amended (the "Act"), as a unit investment trust. Account C was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective May 1, 1993, Account C was restructured into a single unit investment trust which invested solely in shares of the portfolios of the Conseco Series Trust, a diversified open-end management investment company. Thereafter, additional investment options were offered.

    The operations of Account C are included in the operations of Conseco Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

    Currently, the following investment options are available (effective date in parenthesis):

THE ALGER AMERICAN FUND
    Growth Portfolio (May 1, 1997)
    Leveraged  AllCap  Portfolio  (June 1, 1995)
    MidCap Growth  Portfolio  (May 1, 1997)
    Small Capitalization  Portfolio (June 1, 1995)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    Income and Growth Fund (May 1, 1998)
    International Fund (May 1, 1997)
    Value Fund (May 1, 1997)

BERGER  INSTITUTIONAL  PRODUCTS  TRUST (MAY 1, 1997) 100 Fund  Growth and Income
    Fund Small Company Growth Fund BIAM International Fund

CONSECO SERIES TRUST
    Balanced Portfolio
    Equity Portfolio
    Fixed Income Portfolio
    Government Securities Portfolio
    Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
    (JUNE 1, 1995)

DREYFUS STOCK INDEX FUND (JUNE 1, 1995)

DREYFUS VARIABLE  INVESTMENT  FUND (MAY 1, 1998)  International  Value Portfolio
    Disciplined Stock Portfolio

FEDERATED INSURANCE SERIES (JUNE 1, 1995) High Income Bond Fund II International
    Equity Fund II
    Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC. (MAY 1, 1998)
    Equity Income Fund
    High Yield Fund

JANUS ASPEN SERIES (JUNE 1, 1995)
    Aggressive Growth Portfolio
    Growth Portfolio
    Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC. (MAY 1, 1998)
    Equity Portfolio
    Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. (MAY 1, 1998)
    Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST (MAY 1, 1998)
    Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS  MANAGEMENT  TRUST (MAY 1, 1997) Limited Maturity Bond
    Portfolio Partners Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC. (MAY 1, 1997)
    Mid Cap Growth Fund II

STRONG OPPORTUNITY FUND II (MAY 1, 1997)

VAN ECK WORLDWIDE INSURANCE TRUST
    Worldwide Bond Fund (June 1, 1995)
    Worldwide Emerging Markets Fund (June 1, 1996)
    Worldwide Hard Assets Fund (June 1,1995)
    Worldwide Real Estate Fund (May 1, 1998)

    VanEck Worldwide Insurance Trust terminated the Worldwide Hard Assets Fund on May 1, 1997, and the Gold and Natural Resources Fund was renamed the Worldwide Hard Assets Fund. The 1998 activity was due to final transfers being processed.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

    Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account C does not hold any investments which are restricted as to resale.

    Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account C as of the beginning of the valuation date.

FEDERAL INCOME TAXES

    No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account C are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account C and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

CONSECO VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED
================================================================================

DECEMBER 31, 1999 AND 1998

ANNUITY RESERVES

    Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

    Annuity payment reserves for contracts under which contract owners are receiving periodic retirement payments are computed according to the Progressive Annuity Mortality Table and the 1983 Group Annuity Mortality Table. The assumed net investment rate is equal to the assumed rate of accumulation. The annuity unit values for periodic retirement payments are as follows:

                                                                DECEMBER 31,
                                                              1999        1998
================================================================================
The Alger American Fund:
  Leveraged AllCap .....................................    $ 1.264         N/A
Conseco Series Trust:
  Balanced .............................................      1.305     $ 1.043
  Equity
   Qualified ...........................................     10.473       7.308
   Nonqualified ........................................      9.697       6.766
  Fixed Income

   Qualified ...........................................      4.789       5.012
   Nonqualified ........................................      4.792       5.016
  Money Market

   Qualified ...........................................      1.022       1.019
The Dreyfus Socially Responsible Growth Fund ...........      1.049         N/A
Dreyfus Stock Index Fund ...............................      1.255       1.097
Federated Insurance Series:
  High Income Bond Fund II .............................      0.975         N/A
Janus Aspen Series:
  Growth ...............................................      1.132         N/A
  Worldwide Growth .....................................      2.611       1.660
--------------------------------------------------------------------------------

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

    The aggregate cost of purchases of investments in portfolio shares was $134,689,005 and $63,530,550 for the years ended December 31, 1999 and 1998, respectively. The aggregate proceeds from sales of investments in portfolio shares were $67,907,279 and $63,152,626 for the years ended December 31, 1999 and 1998, respectively.

(4) DEDUCTIONS AND EXPENSES

    Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

    The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

    The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

    The Company deducts daily from Account C a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments of Account C, for assuming the mortality and expense risks except for the Equity, Fixed Income, and Money Market portfolios of the Conseco Series Trust which are 0.64 percent, 0.74 percent and 0.99 percent, respectively. These fees were $2,233,024 and $1,827,897 for the years ended December 31, 1999 and 1998, respectively.

    Pursuant to an agreement between Account C and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account C, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8.00 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Under group contracts no longer being sold, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. Sales and administrative charges were $465,909 and $597,806 for the years ended December 31, 1999 and 1998, respectively.

(5) OTHER TRANSACTIONS WITH AFFILIATES

    Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Securities, Inc. (formerly Conseco Financial Services, Inc. prior to its name change in August
1999), an affiliate of the Company.

(6) NET ASSETS

    Net assets consisted of the following at December 31, 1999:


================================================================================
Proceeds from the sales of units since organization,
  less cost of units redeemed .................................     $ 59,967,901
Undistributed net investment income ...........................      206,883,885
Undistributed net realized gains on sales of investments ......       60,083,883
Net unrealized appreciation of investments ....................       47,860,325
--------------------------------------------------------------------------------
    Net assets ................................................     $374,795,994
================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================
TO THE BOARD OF DIRECTORS OF CONSECO VARIABLE
INSURANCE COMPANY AND CONTRACT OWNERS OF
CONSECO VARIABLE ANNUITY ACCOUNT C

    In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Conseco Variable Annuity Account C (the "Account") at December 31, 1999, and the results of its operations and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 1999 by correspondence with the funds, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP

Indianapolis, Indiana
February 10, 2000



                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Shareholder and Board of Directors
Conseco Variable Insurance Company

     In our opinion, the accompanying balance sheet and the related statements of operations, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Conseco Variable Insurance Company (the "Company") at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




                                            /s/ PricewaterhouseCoopers LLP
                                            --------------------------------
                                            PricewaterhouseCoopers LLP


April 13, 2000



                       CONSECO VARIABLE INSURANCE COMPANY

                                  BALANCE SHEET
                           December 31, 1999 and 1998
                              (Dollars in millions)


                                     ASSETS


                                                                                            1999             1998
                                                                                            ----             ----

Investments:
    Actively managed fixed maturities at fair value (amortized cost:
       1999 - $1,491.8; 1998 - $1,520.5)...............................................  $1,398.7           $1,524.1
    Equity securities at fair value (cost: 1999 - $47.8 million; 1998 - $46.0 million).      49.8               45.7
    Mortgage loans.....................................................................     108.0              110.2
    Policy loans.......................................................................      75.5               79.6
    Other invested assets .............................................................      50.8              120.3
                                                                                         --------           --------

          Total investments............................................................   1,682.8            1,879.9

Cash and cash equivalents..............................................................      81.5               48.4
Accrued investment income..............................................................      35.6               30.5
Cost of policies purchased.............................................................     131.6               98.0
Cost of policies produced..............................................................     147.6               82.5
Reinsurance receivables................................................................      26.4               22.2
Goodwill...............................................................................      45.3               46.7
Assets held in separate accounts.......................................................   1,457.0              696.4
Other assets...........................................................................       6.0                7.1
                                                                                         --------           --------

          Total assets.................................................................  $3,613.8           $2,911.7
                                                                                         ========           ========





















                            (continued on next page)



                          The accompanying notes are an
                         integral part of the financial
                                   statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                            BALANCE SHEET (Continued)
                           December 31, 1999 and 1998
                 (Dollars in millions, except per share amount)


                      LIABILITIES AND SHAREHOLDER'S EQUITY


                                                                                            1999             1998
                                                                                            ----             ----

Liabilities:
    Insurance liabilities:
       Interest-sensitive products.....................................................  $1,289.2           $1,365.2
       Traditional products............................................................     242.8              246.2
       Claims payable and other policyholder funds.....................................      64.1               62.6
       Liabilities related to separate accounts........................................   1,457.0              696.4
    Income tax liabilities.............................................................      33.4               37.5
    Investment borrowings..............................................................     135.1               65.7
    Other liabilities..................................................................      16.5               33.0
                                                                                         --------           --------

            Total liabilities..........................................................   3,238.1            2,506.6
                                                                                         --------           --------

Shareholder's equity:
    Common stock and additional paid-in capital (par value $4.80 per share, 1,065,000
       shares authorized,  1,043,565 shares issued and outstanding)....................     380.8              380.8
    Accumulated other comprehensive loss...............................................     (28.4)               (.8)
    Retained earnings..................................................................      23.3               25.1
                                                                                         --------           --------

            Total shareholder's equity.................................................     375.7              405.1
                                                                                         --------           --------

            Total liabilities and shareholder's equity.................................  $3,613.8           $2,911.7
                                                                                         ========           ========























                          The accompanying notes are an
                         integral part of the financial
                                   statements.


                       CONSECO VARIABLE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
              for the years ended December 31, 1999, 1998 and 1997
                              (Dollars in millions)


                                                                         1999              1998            1997
                                                                         ----              ----            ----

Revenues:
    Insurance policy income..........................................    $ 72.1           $ 73.6            $ 75.7
    Net investment income............................................     297.6            198.0             222.6
    Net gains (losses) from sale of investments......................     (10.0)            18.5              13.3
                                                                         ------           ------            ------

          Total revenues.............................................     359.7            290.1             311.6
                                                                         ------           ------            ------

Benefits and expenses:
    Insurance policy benefits........................................     266.8            170.6             191.0
    Amortization.....................................................      13.8             33.6              27.1
    Other operating costs and expenses...............................      40.3             38.7              32.2
                                                                         ------           ------            ------

          Total benefits and expenses................................     320.9            242.9             250.3
                                                                         ------           ------            ------

          Income before income taxes.................................      38.8             47.2              61.3

Income tax expense...................................................      13.6             16.6              22.1
                                                                         ------           ------            ------

          Net income.................................................    $ 25.2           $ 30.6            $ 39.2
                                                                         ======           ======            ======




























                          The accompanying notes are an
                         integral part of the financial
                                   statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                        STATEMENT OF SHAREHOLDER'S EQUITY
              for the years ended December 31, 1999, 1998 and 1997
                              (Dollars in millions)

                                                                            Common stock       Accumulated other
                                                                           and additional        comprehensive     Retained
                                                              Total        paid-in capital       income (loss)     earnings
                                                              -----        ---------------       -------------     --------

Balance, December 31, 1996.................................   $396.9          $380.8               $ (4.6)         $ 20.7

   Comprehensive income, net of tax:
     Net income............................................     39.2             -                    -              39.2
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax expense
        of $7.2)...........................................     13.3             -                   13.3             -
                                                              ------

         Total comprehensive income........................     52.5             -                    -               -

   Dividends on common stock...............................    (32.5)            -                    -             (32.5)
                                                              ------          ------               ------          ------

Balance, December 31, 1997.................................    416.9           380.8                  8.7            27.4

   Comprehensive income, net of tax:
     Net income............................................     30.6             -                    -              30.6
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax benefit
        of $5.1)...........................................     (9.5)            -                   (9.5)            -
                                                              ------

         Total comprehensive income........................     21.1

   Dividends on common stock...............................    (32.9)            -                    -             (32.9)
                                                              ------          ------               ------          ------

Balance, December 31, 1998.................................    405.1           380.8                  (.8)           25.1

Comprehensive loss, net of tax:
   Net income..............................................     25.2             -                    -              25.2
   Change in unrealized depreciation of securities (net
     of applicable income tax benefit of $15.7 million)....    (27.6)            -                  (27.6)            -
                                                              ------

         Total comprehensive loss..........................     (2.4)

   Dividends on common stock...............................    (27.0)            -                    -             (27.0)
                                                              ------          ------               ------          ------

Balance, December 31, 1999.................................   $375.7          $380.8               $(28.4)         $ 23.3
                                                              ======          ======               ======          ======












                          The accompanying notes are an
                         integral part of the financial
                                   statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                             STATEMENT OF CASH FLOWS
              for the years ended December 31, 1999, 1998 and 1997
                              (Dollars in millions)


                                                                         1999              1998             1997
                                                                         ----              ----             ----

Cash flows from operating activities:
   Net income........................................................ $    25.2        $    30.6           $  39.2
     Adjustments to reconcile net income to net
       cash provided by operating activities:
         Amortization................................................      13.8             43.0              27.1
         Income taxes................................................      11.4             (1.2)              6.7
         Insurance liabilities.......................................     162.6            120.0              95.2
         Accrual and amortization of investment income...............     (11.4)             1.6                .3
         Deferral of cost of policies produced.......................     (62.7)           (35.3)            (31.8)
         Net (gains) losses from sale of investments.................      10.0            (18.5)            (13.3)
         Other.......................................................        .7            (38.3)             (4.6)
                                                                      ---------        ---------           -------

         Net cash provided by operating activities...................     149.6            101.9             118.8
                                                                      ---------        ---------           -------

Cash flows from investing activities:
   Sales of investments..............................................     904.8          1,185.0             755.2
   Maturities and redemptions........................................     109.0            145.5             150.4
   Purchases of investments..........................................  (1,502.0)        (1,420.7)           (923.5)
                                                                      ---------        ---------           -------

         Net cash used by investing activities.......................    (488.2)           (90.2)            (17.9)
                                                                      ---------        ---------           -------

Cash flows from financing activities:
   Deposits to insurance liabilities.................................     654.1            400.4             255.9
   Investment borrowings.............................................      69.4              4.7              12.6
   Withdrawals from insurance liabilities............................    (324.8)          (385.0)           (302.2)
   Dividends paid on common stock....................................     (27.0)           (32.9)            (32.5)
                                                                      ---------        ---------           -------

         Net cash provided (used) by financing activities............     371.7            (12.8)            (66.2)
                                                                      ---------        ---------           -------

         Net increase (decrease) in cash and cash equivalents........      33.1             (1.1)             34.7

Cash and cash equivalents, beginning of year.........................      48.4             49.5              14.8
                                                                      ---------        ---------           -------

Cash and cash equivalents, end of year............................... $    81.5        $    48.4           $  49.5
                                                                      =========        =========           =======













                         The accompanying notes are an
                         integral part of the financial
                                  statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation

     Conseco Variable Insurance Company ("we" or the "Company") markets tax-qualified annuities and certain employee benefit-related insurance products through professional independent agents. Prior to its name change in October 1998, the Company was named Great American Reserve Insurance Company. Since August 1995, the Company has been a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a financial services holding company operating throughout the United States. Conseco's life insurance subsidiaries develop, market and administer supplemental health insurance, annuity, individual life insurance, individual and group major medical insurance and other insurance products. Conseco's finance subsidiaries originate, purchase, sell and service consumer and commercial finance loans. On March 31, 2000, Conseco announced its plan to explore the sale of its finance subsidiaries and its hiring of Lehman Brothers to assist in the planned sale.

     The following summary explains the accounting policies we use to arrive at the more significant numbers in our financial statements. We prepare our financial statements in accordance with generally accepted accounting principles ("GAAP"). We follow the accounting standards established by the Financial Accounting Standards Board, the American Institute of Certified Public Accountants and the Securities and Exchange Commission. We reclassified certain amounts in our 1998 and 1997 financial statements and notes to conform with the 1999 presentation.

     Investments

     Fixed maturities are securities that mature more than one year after issuance and include bonds, notes receivable and redeemable preferred stock. Fixed maturities that we may sell prior to maturity are classified as actively managed and are carried at estimated fair value, with any unrealized gain or loss, net of tax and related adjustments, recorded as a component of shareholder's equity. Fixed maturity securities that we intend to sell in the near term are classified as trading and included in other invested assets. We include any unrealized gain or loss on trading securities in net investment gains.

     Equity securities include investments in common stocks and non-redeemable preferred stock. We carry these investments at estimated fair value. We record any unrealized gain or loss, net of tax and related adjustments, as a component of shareholder's equity.

     Mortgage loans held in our investment portfolio are carried at amortized unpaid balances, net of provisions for estimated losses.

     Policy loans are stated at their current unpaid principal balances.

     Other invested assets include trading securities and certain non-traditional investments. Non-traditional investments include investments in certain limited partnerships, mineral rights and promissory notes; we account for them using either the cost method, or for investments in partnerships over whose operations the Company exercises significant influence, the equity method.

     We defer any fees received or costs incurred when we originate investments (primarily mortgage loans). We amortize fees, costs, discounts and premiums as yield adjustments over the contractual lives of the investments. We consider anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

     When we sell a security (other than a trading security), we report the difference between our sale proceeds and its amortized cost (determined based on specific identification) as an investment gain or loss.

     We regularly evaluate all of our investments based on current economic conditions, credit loss experience and other investee-specific developments. If there is a decline in a security's net realizable value that is other than temporary, we treat it as a realized loss and reduce our cost basis of the security to its estimated fair value.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     Cash and Cash Equivalents

     Cash and cash equivalents include commercial paper, invested cash and other investments purchased with maturities of less than three months. We carry them at amortized cost, which approximates their estimated fair value.

     Separate Accounts

     Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally segregated. They are not subject to the claims that may arise out of any other business of the Company. We report separate account assets at market value; the underlying investment risks are assumed by the contract holders. We record the related liabilities at amounts equal to the market value of the underlying assets. We record the fees earned for administrative and contractholder services performed for the separate accounts in insurance policy income.

     Cost of Policies Produced

     The costs that vary with, and are primarily related to, producing new insurance business are referred to as cost of policies produced. We amortize these costs using the interest rate credited to the underlying policy: (i) in relation to the estimated gross profits for universal life-type and investment-type products; or (ii) in relation to future anticipated premium revenue for other products.

     When we realize a gain or loss on investments backing our universal life or investment-type products, we adjust the amortization to reflect the change in estimated gross profits from the products due to the current realized gain or loss and the effect of the event on future investment yields. We also adjust the cost of policies produced for the change in amortization that would have been recorded if actively managed fixed maturity securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. We include the impact of this adjustment in accumulated other comprehensive income
(loss) within shareholder's equity.

     Each year, we evaluate the recoverability of the unamortized balance of the cost of policies produced. We consider estimated future gross profits or future premiums, expected mortality or morbidity, interest earned and credited rates, persistency and expenses in determining whether the balance is recoverable.

     Cost of Policies Purchased

     The cost assigned to the right to receive future cash flows from contracts existing at the date of an acquisition is referred to as the cost of policies purchased. The balance of this account is amortized, evaluated for recovery, and adjusted for the impact of unrealized gains (losses) in the same manner as the cost of policies produced described above.

     The discount rate we use to determine the value of the cost of policies purchased is the rate of return we need to earn in order to invest in the business being acquired. In determining this required rate of return, we consider many factors including: (i) the magnitude of the risks associated with each of the actuarial assumptions used in determining expected future cash flows; (ii) the cost of our capital required to fund the acquisition; (iii) the likelihood of changes in projected future cash flows that might occur if there are changes in insurance regulations and tax laws; (iv) the acquired company's compatibility with other Company activities that may favorably affect future cash flows; (v) the complexity of the acquired company; and (vi) recent prices (i.e., discount rates used in determining valuations) paid by others to acquire similar blocks of business.

     Goodwill

     Goodwill is the excess of the amount paid to acquire the Company over the fair value of its net assets. Our analysis indicates that the anticipated ongoing cash flows from the earnings of the Company extends significantly beyond the maximum 40-year period allowed for goodwill amortization. Accordingly, we amortize goodwill on the straight-line basis generally over a 40-year period. At December 31, 1999, the total accumulated amortization of goodwill was $16.1 million. We continually
                                       F-8

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

monitor the value of our goodwill based on our estimates of future earnings. We determine whether goodwill is fully recoverable from projected undiscounted net cash flows from our earnings over the remaining amortization period. If we were to determine that changes in such projected cash flows no longer support the recoverability of goodwill over the remaining amortization period, we would reduce its carrying value with a corresponding charge to expense or shorten the amortization period (no such changes have occurred).

     Recognition of Insurance Policy Income and Related Benefits and Expenses on Insurance Contracts

     Generally, we recognize insurance premiums for traditional life and accident and health contracts as earned over the premium-paying periods. We establish reserves for future benefits on a net-level premium method based upon assumptions as to investment yields, mortality, morbidity, withdrawals and dividends. We record premiums for universal life-type and investment-type contracts that do not involve significant mortality or morbidity risk as deposits to insurance liabilities. Revenues for these contracts consist of mortality, morbidity, expense and surrender charges. We establish reserves for the estimated present value of the remaining net costs of all reported and unreported claims.

     Reinsurance

     In the normal course of business, we seek to limit our exposure to loss on any single insured or to certain groups of policies by ceding reinsurance to other insurance enterprises. We currently retain no more than $.5 million of mortality risk on any one policy. We diversify the risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ratings. If any reinsurer could not meet its obligations, the Company would assume the liability. The likelihood of a material loss being incurred as the result of the failure of one of our reinsurers is considered remote. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policy. The cost of reinsurance ceded totaled $23.1 million, $21.0 million and $24.2 million in 1999, 1998 and 1997, respectively. A receivable is recorded for the reinsured portion of insurance policy benefits paid and liabilities for insurance products. Reinsurance recoveries netted against insurance policy benefits totaled $20.8 million, $21.8 million and $14.9 million in 1999, 1998 and 1997, respectively.

     Income Taxes

     Our income tax expense includes deferred income taxes arising from temporary differences between the tax and financial reporting bases of assets and liabilities. In assessing the realization of deferred income tax assets, we consider whether it is more likely than not that the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets depends upon generating future taxable income during the periods in which temporary differences become deductible. If future income is not generated as expected, deferred income tax assets may need to be written off (no such write-offs have occurred).

     Investment Borrowings

     As part of our investment strategy, we may enter into reverse repurchase agreements and dollar-roll transactions to increase our investment return or to improve our liquidity. We account for these transactions as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar rolls are similar to reverse repurchase agreements except that, with dollar rolls, the repurchase involves securities that are only substantially the same as the securities sold. Such borrowings averaged $137.7 million during 1999 and $66.0 million during 1998. These borrowings were collateralized by investment securities with fair values approximately equal to the loan value. The weighted average interest rate on short-term collateralized borrowings was 5.0 percent and 4.4 percent in 1999 and 1998, respectively. The primary risk associated with short-term collateralized borrowings is that a counterparty will be unable to perform under the terms of the contract. Our exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (such excess was not material at December 31, 1999). We believe the counterparties to our reverse repurchase and dollar-roll agreements are financially responsible and that the counterparty risk is minimal.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     Use of Estimates

     When we prepare financial statements in conformity with GAAP, we are required to make estimates and assumptions that significantly affect various reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting periods. For example, we use significant estimates and assumptions in calculating values for the cost of policies produced, the cost of policies purchased, goodwill, insurance liabilities, liabilities related to litigation, guaranty fund assessment accruals and deferred income taxes. If our future experience differs materially from these estimates and assumptions, our financial statements could be affected.

     Fair Values of Financial Instruments

     We use the following methods and assumptions to determine the estimated fair values of financial instruments:

     Investment securities. For fixed maturity securities (including redeemable preferred stocks) and for equity and trading securities, we use quotes from independent pricing services, where available. For investment securities for which such quotes are not available, we use values obtained from broker-dealer market makers or by discounting expected future cash flows using a current market rate appropriate for the yield, credit quality, and (for fixed maturity securities) the maturity of the investment being priced.

     Cash and cash equivalents. The carrying amount for these instruments approximates their estimated fair value.

     Mortgage loans and policy loans. We discount future expected cash flows for loans included in our investment portfolio based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. We aggregate loans with similar characteristics in our calculations.

     Other invested assets. We use quoted market prices, where available. When quotes are not available, we estimate the fair value based on: (i) discounted future expected cash flows; or (ii) independent transactions which establish a value for our investment. When we are unable to estimate a fair value, we assume a market value equal to carrying value.

     Insurance liabilities for interest-sensitive products. We discount future expected cash flows based on interest rates currently being offered for similar contracts with similar maturities.

     Investment borrowings. Due to the short-term nature of these borrowings (terms generally less than 30 days), estimated fair values are assumed to approximate the carrying amount reported in the balance sheet.

     Here are the estimated fair values of our financial instruments:

                                                                              1999                           1998
                                                                   ---------------------------   ------------------------
                                                                   Carrying           Fair       Carrying            Fair
                                                                    Amount            Value       Amount             Value
                                                                    ------            -----       ------             -----
                                                                                     (Dollars in millions)
Financial assets:
   Actively managed fixed maturities............................   $1,398.7        $1,398.7      $1,524.1        $1,524.1
   Equity securities ...........................................       49.8            49.8          45.7            45.7
   Mortgage loans...............................................      108.0           102.8         110.2           119.0
   Policy loans.................................................       75.5            75.5          79.6            79.6
   Other invested assets........................................       50.8            50.8         120.3           120.3
   Cash and cash equivalents....................................       81.5            81.5          48.4            48.4

Financial liabilities:
   Insurance liabilities for interest-sensitive products (1)....    1,289.2         1,289.2       1,365.2         1,365.2
   Investment borrowings........................................      135.1           135.1          65.7            65.7

                                      F-10

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     (1) The estimated fair value of the liabilities for interest-sensitive products was approximately equal to its carrying value at December 31, 1999 and 1998. This was because interest rates credited on the vast majority of account balances approximate current rates paid on similar products and because these rates are not generally guaranteed beyond one year. We are not required to disclose fair values for insurance liabilities, other than those for interest-sensitive products . However, we take into consideration the estimated fair values of all insurance liabilities in our overall management of interest rate risk. We attempt to minimize exposure to changing interest rates by matching investment maturities with amounts due under insurance contracts.

     Recently Issued Accounting Standards

     Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), as amended by Statement of Financial Accounting Standards No. 137, "Deferral of the Effective Date of FASB Statement No. 133" requires all derivative instruments to be recorded on the balance sheet at estimated fair value. Changes in the fair value of derivative instruments are to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and, if it is, on the type of hedge transaction. SFAS 133 is required to be implemented in year 2001. We are currently evaluating the impact of SFAS 133; at present, we do not believe it will have a material effect on our consolidated financial position or results of operations. Because of ongoing changes to implementation guidance, we do not plan on adopting the new standard until the first quarter of 2001.

     We implemented the Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" ("SOP 98-1") on January 1, 1999. SOP 98-1 defines internal use software and when the costs associated with internal use software should be capitalized. The implementation of SOP 98-1 did not have a material effect on our consolidated financial position or results of operations.

2.   INVESTMENTS:

     At December 31, 1999, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----          -----       ------        -----
                                                                                         (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  840.6        $2.2        $59.3      $  783.5
   United States Treasury securities and obligations of
     United States government corporations and agencies................      15.5          .1           .7          14.9
   States and political subdivisions...................................      11.7         -            1.1          10.6
   Debt securities issued by foreign governments.......................      12.2         -            1.6          10.6
   Mortgage-backed securities .........................................     482.3          .2         22.7         459.8
Below-investment grade (primarily corporate securities)................     129.5         2.4         12.6         119.3
                                                                         --------        ----        -----      --------

     Total actively managed fixed maturities...........................  $1,491.8        $4.9        $98.0      $1,398.7
                                                                         ========        ====        =====      ========

Equity securities......................................................     $47.8        $3.9         $1.9         $49.8
                                                                            =====        ====         ====         =====

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     At December 31, 1998, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----         -----        ------        -----
                                                                                      (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  860.4       $20.7        $15.0      $  866.1
   United States Treasury securities and obligations of
     United States government corporations and agencies................      26.9          .8           .2          27.5
   States and political subdivisions...................................      17.3          .3          -            17.6
   Debt securities issued by foreign governments.......................      11.7         -             .8          10.9
   Mortgage-backed securities .........................................     487.4         8.0          1.2         494.2
Below-investment grade (primarily corporate securities)................     116.8         1.2         10.2         107.8
                                                                         --------       -----        -----      --------

     Total actively managed fixed maturities...........................  $1,520.5       $31.0        $27.4      $1,524.1
                                                                         ========       =====        =====      ========

Equity securities......................................................  $   46.0       $  .8        $ 1.1      $   45.7
                                                                         ========       =====        =====      ========

     Accumulated other comprehensive loss included in shareholder's equity as of December 31, 1999 and 1998, is summarized as follows:

                                                                                                        1999       1998
                                                                                                        ----       ----
                                                                                                     (Dollars in millions)

Unrealized gains (losses) on investments.............................................................  $(90.8)        .9
Adjustments to cost of policies purchased and cost of policies produced..............................    46.3       (2.1)
Deferred income tax benefit..........................................................................    16.1         .4
                                                                                                       ------      -----

       Accumulated other comprehensive loss..........................................................  $(28.4)     $ (.8)
                                                                                                       ======      =====

     The following table sets forth the amortized cost and estimated fair value of actively managed fixed maturities at December 31, 1999, by contractual maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Most of the mortgage-backed securities shown below provide for periodic payments throughout their lives.

                                                                                                                 Estimated
                                                                                                 Amortized         fair
                                                                                                   cost            value
                                                                                                   ----            -----
                                                                                                    (Dollars in millions)
Due in one year or less........................................................................   $    8.2      $    8.2
Due after one year through five years..........................................................       90.8          89.5
Due after five years through ten years.........................................................      279.9         259.6
Due after ten years............................................................................      628.2         579.4
                                                                                                  --------      --------

     Subtotal..................................................................................    1,007.1         936.7
Mortgage-backed securities (a).................................................................      484.7         462.0
                                                                                                  --------      --------

        Total actively managed fixed maturities ...............................................   $1,491.8      $1,398.7
                                                                                                  ========      ========

--------------------
(a) Includes below-investment grade mortgage-backed securities with an amortized
    cost  and   estimated   fair  value  of  $2.4  million  and  $2.2   million,
    respectively.


                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

       Net investment income consisted of the following:

                                                                                          1999         1998         1997
                                                                                          ----         ----         ----
                                                                                               (Dollars in millions)

Actively managed fixed maturity securities...........................................    $114.8        $118.4      $133.6
Equity securities....................................................................      12.2           3.2         1.7
Mortgage loans.......................................................................       9.9          12.1        16.4
Policy loans.........................................................................       4.8           5.1         5.4
Other invested assets................................................................       3.5          13.3         7.7
Cash and cash equivalents............................................................       2.1           2.9         3.4
Separate accounts....................................................................     151.8          44.1        55.7
                                                                                         ------        ------      ------

    Gross investment income..........................................................     299.1         199.1       223.9
Investment expenses..................................................................       1.5           1.1         1.3
                                                                                         ------        ------      ------

       Net investment income.........................................................    $297.6        $198.0      $222.6
                                                                                         ======        ======      ======

     The Company had no significant fixed maturity investments or mortgage loans that were not accruing investment income in 1999, 1998 and 1997.

     Investment gains (losses), net of investment expenses, were included in revenue as follows:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Fixed maturities:
    Gross gains........................................................................  $  8.6       $ 34.0        $20.6
    Gross losses.......................................................................   (14.5)       (12.4)        (5.1)
    Other than temporary decline in fair value.........................................    (1.3)         -            (.3)
                                                                                         ------       ------        -----

         Net investment gains (losses) from fixed maturities before expenses...........    (7.2)        21.6         15.2

Other..................................................................................      .7           .1          2.2
                                                                                         ------       ------        -----

         Net investment gains (losses) before expenses.................................    (6.5)        21.7         17.4
Investment expenses....................................................................     3.5          3.2          4.1
                                                                                         ------       ------        -----

         Net investment gains (losses).................................................  $(10.0)      $ 18.5        $13.3
                                                                                         ======       ======        =====

     At December 31, 1999, the mortgage loan balance was primarily comprised of commercial loans. Approximately 16 percent, 11 percent, 10 percent, 8 percent, 8 percent and 8 percent of the mortgage loan balance were on properties located in Michigan, Texas, Florida, California, Georgia and Tennessee, respectively. No other state comprised greater than 7 percent of the mortgage loan balance. Noncurrent mortgage loans were insignificant at December 31, 1999. At December 31, 1999, our allowance for loss on mortgage loans was $.3 million.

     Life insurance companies are required to maintain certain investments on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $11.5 million at December 31, 1999.

     The Company had no investments in any single entity in excess of 10 percent of shareholder's equity at December 31, 1999, other than investments issued or guaranteed by the United States government or a United States government agency.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

3.   INSURANCE LIABILITIES:

     These liabilities consisted of the following:

                                                                                    Interest
                                                         Withdrawal    Mortality      rate
                                                         assumption   assumption   assumption      1999            1998
                                                         ----------   ----------   ----------      ----            ----
                                                                                                   (Dollars in millions)
   Future policy benefits:
     Interest-sensitive products:
       Investment contracts............................      N/A          N/A          (c)      $   976.7       $1,036.0
       Universal life-type contracts...................      N/A          N/A          N/A          312.5          329.2
                                                                                               ----------       --------

         Total interest-sensitive products.............                                           1,289.2        1,365.2
                                                                                                ---------       --------
     Traditional products:
       Traditional life insurance contracts............    Company        (a)         7.6%          137.0          139.9
                                                         experience
       Limited-payment contracts.......................    Company        (b)         7.5%          105.8          106.3
                                                         experience,                                      ----------       --------
                                                        if applicable


         Total traditional products....................                                             242.8          246.2
                                                                                               ----------       --------

   Claims payable and other policyholder funds ........      N/A          N/A          N/A           64.1           62.6
   Liabilities related to separate accounts............      N/A          N/A          N/A        1,457.0          696.4
                                                                                                ---------       --------

       Total...........................................                                          $3,053.1       $2,370.4
                                                                                                 ========       ========

-------------
     (a) Principally, modifications of the 1975 - 80 Basic, Select and Ultimate Tables.

     (b) Principally, the 1984 United States Population Table and the NAIC 1983 Individual Annuitant Mortality Table.

     (c) At December 31, 1999 and 1998, approximately 97 percent and 95 percent, respectively, of this liability represented account balances where future benefits are not guaranteed. The weighted average interest rate on the remainder of the liabilities representing the present value of guaranteed future benefits was approximately 6 percent at December 31, 1999.

4.   INCOME TAXES:

     Income tax liabilities were comprised of the following:

                                                                                                     1999           1998
                                                                                                     ----           ----
                                                                                                    (Dollars in millions)
Deferred income tax liabilities (assets):
    Investments (primarily actively managed fixed maturities)..................................     $  3.6         $  5.4
    Cost of policies purchased and cost of policies produced...................................       75.3           56.7
    Insurance liabilities......................................................................      (39.2)         (28.2)
    Unrealized depreciation....................................................................      (16.1)           (.4)
    Other......................................................................................       10.2           (2.2)
                                                                                                    ------         ------

         Deferred income tax liabilities.......................................................       33.8           31.3
Current income tax liabilities (assets)........................................................        (.4)           6.2
                                                                                                    ------         ------
         Income tax liabilities................................................................     $ 33.4         $ 37.5
                                                                                                    ======         ======

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

       Income tax expense was as follows:

                                                                                               1999       1998       1997
                                                                                               ----       ----       ----
                                                                                                  (Dollars in millions)
Current tax provision.....................................................................     $ 4.3      $20.8      $16.3
Deferred tax provision (benefit)..........................................................       9.3       (4.2)       5.8
                                                                                               -----      -----      -----

         Income tax expense...............................................................     $13.6      $16.6      $22.1
                                                                                               =====      =====      =====

     A reconciliation of the income tax provisions based on the U.S. statutory corporate tax rate to the provisions reflected in the statement of operations is as follows:

                                                                                                1999       1998       1997
                                                                                                ----       ----       ----
                                                                                                   (Dollars in millions)

Tax on income before income taxes at statutory rate.......................................      35.0%      35.0%      35.0%
State taxes...............................................................................       1.5        1.0         .7
Other.....................................................................................      (1.4)       (.8)        .3
                                                                                                ----       ----       ----

         Income tax expense...............................................................      35.1%      35.2%      36.0%
                                                                                                ====       ====       ====

5.   OTHER DISCLOSURES:

     Litigation

     The Company is involved on an ongoing basis in lawsuits related to its operations. Although the ultimate outcome of certain of such matters cannot be predicted, such lawsuits currently pending against the Company are not expected, individually or in the aggregate, to have a material adverse effect on the Company's financial condition, cash flows or results of operations.

     Guaranty Fund Assessments

     The balance sheet at December 31, 1999, includes: (i) accruals of $1.6 million, representing our estimate of all known assessments that will be levied against the Company by various state guaranty associations based on premiums written through December 31, 1999; and (ii) receivables of $1.1 million that we estimate will be recovered through a reduction in future premium taxes as a result of such assessments. These estimates are subject to change when the associations determine more precisely the losses that have occurred and how such losses will be allocated among the insurance companies. We recognized expense for such assessments of $1.1 million in 1999, $1.1 million in 1998 and $1.2 million in 1997.

     Related Party Transactions

     The Company operates without direct employees through management and service agreements with subsidiaries of Conseco. Fees for such services (including data processing, executive management and investment management services) are based on Conseco's direct and directly allocable costs plus a 10 percent margin. Total fees incurred by the Company under such agreements were $43.4 million in 1999, $37.8 million in 1998 and $36.7 million in 1997.

     During 1998 and 1997, the Company purchased $13.0 million and $11.2 million par value, respectively, of senior subordinated notes issued by subsidiaries of Conseco. The total carrying value of such notes purchased during 1998, 1997 and prior years was $45.5 million at December 31, 1998. Such notes are classified as "other invested assets" in the accompanying balance sheet. In 1999, all such notes were repurchased from the Company by Conseco or its subsidiaries.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

6.   OTHER OPERATING STATEMENT DATA:

     Insurance policy income consisted of the following:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Traditional products:
    Direct premiums collected.........................................................    $700.4        $445.8      $309.6
    Reinsurance assumed...............................................................      18.7          15.6        14.9
    Reinsurance ceded.................................................................     (23.1)        (21.0)      (24.2)
                                                                                          ------        ------      ------

          Premiums collected, net of reinsurance......................................     696.0         440.4       300.3
    Less premiums on universal life and products
       without mortality and morbidity risk which are
       recorded as additions to insurance liabilities ................................     654.1         400.4       255.9
                                                                                          ------        ------      ------
          Premiums on traditional products with mortality or morbidity risk,
             recorded as insurance policy income......................................      41.9          40.0        44.4
Fees and surrender charges on interest-sensitive products.............................      30.2          33.6        31.3
                                                                                          ------        ------      ------

          Insurance policy income.....................................................    $ 72.1        $ 73.6      $ 75.7
                                                                                          ======        ======      ======

     The five states with the largest shares of 1999 collected premiums were California (14 percent), Texas (14 percent), Florida (13 percent), Michigan (8.8 percent) and Indiana (5.2 percent). No other state accounted for more than 4 percent of total collected premiums.

     Changes in the cost of policies purchased were as follows:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $ 98.0       $106.4      $143.0
    Amortization......................................................................      (4.1)       (21.1)      (15.4)
    Amounts related to fair value adjustment of actively managed fixed maturities           37.7         11.8       (21.2)
    Other ............................................................................       -             .9         -
                                                                                          ------       ------      ------

Balance, end of year..................................................................    $131.6       $ 98.0      $106.4
                                                                                          ======       ======      ======

     Based on current conditions and assumptions as to future events on all policies in force, the Company expects to amortize approximately 9 percent of the December 31, 1999, balance of cost of policies purchased in 2000, 10 percent in 2001, 9 percent in 2002, 7 percent in 2003 and 6 percent in 2004. The discount rates used to determine the amortization of the cost of policies purchased ranged from 3.6 percent to 8.0 percent and averaged 5.8 percent.

     Changes in the cost of policies produced were as follows:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $ 82.5       $ 55.9       $38.2
    Additions.........................................................................      62.7         35.3        31.8
    Amortization......................................................................      (8.3)       (11.0)      (10.2)
    Amounts related to fair value adjustment of actively managed fixed maturities           10.7          2.3        (3.9)
                                                                                          ------       ------       -----

Balance, end of year..................................................................    $147.6       $ 82.5       $55.9
                                                                                          ======       ======       =====

                                      F-16

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

7.   STATEMENT OF CASH FLOWS:

     Income taxes paid during 1999, 1998, and 1997, were $2.1 million, $17.1 million and $14.8 million, respectively.

8.   STATUTORY INFORMATION:

     Statutory accounting practices prescribed or permitted by regulatory authorities for insurance companies differ from GAAP. The Company reported the following amounts to regulatory agencies:


                                                                                     1999            1998
                                                                                     ----            ----
                                                                                     (Dollars in millions)
   Statutory capital and surplus.................................................. $112.6           $134.0
   Asset valuation reserve........................................................   41.4             30.9
   Interest maintenance reserve...................................................   66.7             73.1
                                                                                   -------          ------

       Total...................................................................... $220.7           $238.0
                                                                                   ======           ======

     Our statutory net income was $14.6 million, $32.7 million and $32.7 million in 1999, 1998 and 1997, respectively. Statutory net income differs from net income presented in our financial statements prepared in accordance with GAAP, primarily because for GAAP reporting we are required to defer and amortize costs that vary with and are primarily related to the production of new business as described in note 1.

     State insurance laws generally restrict the ability of insurance companies to pay dividends or make other distributions. We may pay dividends to our parent in 2000 of $12.8 million without permission from state regulatory authorities.

     In 1998, the National Association of Insurance Commissioners adopted codified statutory accounting principles, which are expected to constitute the only source of prescribed statutory accounting practices and are effective in 2001. The changes to statutory accounting practices resulting from the codification are not expected to have a material effect on the statutory capital and surplus or statutory operating earnings data shown above.













                                      F-17






                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


     (a) The financial statements of the Separate Account and Conseco Variable Insurance Company (the "Company") are included in Part B hereof.


     (b)  Exhibits

     (1) -Resolution of the Board of Directors of Great American Reserve authorizing the reorganization of Separate Account dated July 27, 1992.***

     (2)  -Not Applicable.

     (3) -Form of Principal Underwriting Agreement by and among Great American Reserve, Variable Account and GARCO Equity Sales.***

     (4)(a) -- Form of Stipulated Single Premium Deferred Fixed/Variable Annuity Contract.***

     (4)(b) -- Form of Individual Flexible Premium Deferred Fixed/Variable Annuity Contract.***

     (5)  -- Application for Contracts listed at Exhibits 4(a) and 4(b).***

     (6)  (i) -Articles of Incorporation of Great American Reserve.**
          (ii) -Articles of Amendment to the Articles of Incorporation of the Company.+

     (6)  (iii) -Amended and Restated By-Laws of Conseco Variable Insurance
                Company.+

     (7)  -Not Applicable.

     (8) (i) Form of Fund Participation Agreement by and among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Incorporated.*

          (ii) Form of Fund Participation Agreement by and among Great Reserve Insurance Company, Berger Institutional Products Trust and BBOI Worldwide LLC.*

          (iii)Form of Fund Participation Agreement by and between Great American Reserve Insurance Company, Insurance Management Series and Federated Securities Corp.*

          (iv) Form of Fund Participation Agreement between Great American Reserve Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.*

          (v) Form of Fund Participation Agreement by and between Lord Abbett Series Fund, Inc., Lord, Abbett and Co. and Great American Reserve Insurance Company.*

          (vi) Form of Fund Participation Agreement by and between American Century Investment Services, Inc. and Great American Reserve Insurance Company.*

          (vii)Form of Fund Participation Agreement between INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and the Company.**

        (viii) Form of Fund Participation Agreement between Rydex Variable Trust and the Company.+

        (ix) Form of Fund Participation Agreement between Pioneer Variable Contracts Trust and the Company.

     (9)  -- Opinion and Consent of Counsel.

     (10) -- Consent of Independent Accountants.

     (11) -- Not Applicable.

     (12) -- None.

     (13) -- Schedule for computation of performance  quotations.

     (27) -- Not Applicable.

*Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Great American Reserve Variable Annuity Account F, File Nos. 333-40309/811-08483 filed electronically on February 3, 1998.

**Incorporated by reference to Form N-4, Great American Reserve Variable Annuity Account G, File Nos 333-00373/811-07501, filed electronically on January 23, 1996.

***Incorporated by reference to Post-Effective Amendment No. 16 to Form N-4 (File Nos. 33-2460 and 811-4819) filed electronically on May 15, 1998.

+Incorporated by reference to Registrant's Post-Effective Amendment No. 19 (File No. 33-2460) filed electronically on April 28, 2000.

ITEM 25.  DIRECTORS AND OFFICERS OF CONSECO VARIABLE

     The following table sets forth certain information regarding the executive officers and directors of the Company who are engaged directly or indirectly in activities relating to the Variable Account or the Contracts. Their principal business address is 11815 N. Pennsylvania Street, Carmel, IN 46032.

                                      Positions and Offices
             Name                      with the Company
------------------------              ----------------------------
 Ngaire E. Cuneo                      Director

 John M. Howard                       Director

 Thomas J. Kilian                     Director and President

 David K. Herzog                      Director, Executive Vice President,
                                      General Counsel and Secretary


 James S. Adams                       Director, Senior Vice President, Chief
                                      Accounting Officer and Treasurer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The following information concerns those companies that may be deemed to be controlled by or under common control with Registrant (all 100% owned unless indicated otherwise):


     CONSECO, INC. (Indiana) - (publicly traded)

          CIHC, Incorporated (Delaware)

               Bankers National Life Insurance Company (Texas)

               Bankers Life Insurance Company of Illinois (Illinois)

                    Bankers Life & Casualty Company (Illinois)

Conseco Life Insurance Company of Texas (Texas)

Conseco Variable Insurance Company (Texas)

Conseco Annuity Assurance Company (Illinois)

Vulcan Life Insurance Company (Indiana)

Conseco Direct Life Insurance Company (Pennsylvania)

Wabash Life Insurance Company (Indiana)

Conseco Life Insurance Company (Indiana)

Washington National Insurance Company (Illinois)

Conseco Senior Health Insurance Company (Pennsylvania)

Pioneer Life Insurance Company (Illinois)

Conseco Life Insurance Company of New York (New York)

Conseco Medical Insurance Company (Illinois)

Continental Life Insurance Company (Texas)


United Presidential Life Insurance Company (Indiana)

Conseco Health Insurance Company (Arizona)

Frontier National Life Insurance Company (Ohio)

Conseco Capital Management, Inc. (Delaware)

Conseco Equity Sales, Inc. (Texas)

Conseco Securities, Inc. (Delaware)

Conseco Services, LLC (Indiana)

Marketing Distribution Systems Consulting Group, Inc. (Delaware)

Conseco Finance Corp. (Delaware)

Conseco  Finance Servicing Corp. (Delaware)

Conseco Series Trust (Massachusetts)*

Conseco Fund Group (Massachusetts) (publicly held)**

* The shares of Conseco Series Trust currently are sold to Bankers National Variable Account B, Conseco Variable Annuity Account C, Conseco Variable Annuity Account E, Conseco Variable Annuity Account F, Conseco Variable Account G, Conseco Variable Annuity Account H, each being segregated asset accounts established pursuant to Texas law by Bankers National Life Insurance Company and Conseco Variable Insurance Company, respectively. Shares of Conseco Series Trust are also sold to BMA Variable Life Account A of Business Men's Assurance Company of America.

** The shares of the Conseco Fund Group are sold to the public.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of September 30, 2000, there were 18,043 Contract Owners of qualified contracts and 387 Contract owners of non-qualified contracts.

ITEM 28. INDEMNIFICATION

The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to members of Conseco Variable's Board of Directors, officers and controlling persons of the Registrant pursuant to the provisions described under "Indemnification" or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a member of the Board of Directors, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such member of the Board of Directors, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Variable Account has no officers or employees. The officers, directors and employees of Conseco Variable as well as those of an affiliated company who perform administrative services for the Variable Account are covered by an officers and directors liability policy.

ITEM 29. PRINCIPAL UNDERWRITER

(a) Conseco Equity Sales, Inc. ("Conseco Equity Sales") is the principal underwriter for the following investment companies (other than Registrant):

Conseco  Variable  Annuity Account E
Conseco  Variable Annuity Account F
Conseco Variable Annuity Account G
Conseco Variable Annuity Account H
Conseco Fund Group
Rydex Advisor Variable Annuity Account
BMA Variable Life Account A

(b)  The  following  table  sets  forth  certain   information   regarding  such
     underwriter's   officers  and   directors.   Their   address  is  11815  N.
     Pennsylvania Street, Carmel, IN 46032.

                                          Positions and Offices
        Name                              with Conseco Equity Sales, Inc.
----------------------                 --------------------------------
L. Gregory Gloeckner                     President and Director

                                         Senior Vice President, Chief Accounting
James S. Adams                           Officer, Treasurer and Director

                                         Vice President, General Counsel,
William P. Kovacs                        Secretary and Director


William T. Devanney, Jr.                Senior Vice President,
                                        Corporate Taxes

Donald B. Johnston                      Vice President, Director
                                        Mutual Fund Sales & Marketing


(c)

                              Net Underwriting           Compensation on
Name of                       Discounts and              Redemption or             Brokerage
Principal Underwriter         Commissions                Annuitization             Commissions       Compensation*
- ---------------------         -----------                -------------             -----------       -------------
Conseco Equity                 None                      None                       None             None
Sales, Inc.


*Fees paid by the Company for serving as underwriter

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     The accounts, books, or other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the Company, 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     1. The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     2. The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     3. The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

     4. The Securities and Exchange Commission (the "SEC") issued the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

     (a) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     (b) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

     (c) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

     (d) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (a) - (d) above have been complied with.

     5. The Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.


                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the city of Carmel, State of Indiana, on this 26th day of December, 2000.


                            CONSECO VARIABLE ANNUITY
                            ACCOUNT C
                            Registrant


                          By: Conseco Variable Insurance Company



                          By: /S/ THOMAS J. KILIAN
                             -------------------------------------------


                          CONSECO VARIABLE INSURANCE COMPANY
                              Depositor


                          By: /S/ THOMAS J. KILIAN
                             --------------------------------------------

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                               Title                                  Date
---------                              -----                                   ----


                                             Director
---------------------------------                                            --------------
    Ngaire E. Cuneo


/S/ THOMAS J. KILIAN                   Director and President                December 26, 2000
--------------------------------      (principal executive officer)          -----------------
    Thomas J. Kilian



/S/ JAMES S. ADAMS                  Senior Vice President,                  December 26, 2000
---------------------------------   Chief Accounting Officer and Treasurer   -----------------
    James S. Adams                  and Director (principal financial
                                    officer and principal accounting officer)


/S/ DAVID K. HERZOG                                                          December 26, 2000
---------------------------------      Director                              --------------
    David K. Herzog


/S/ JOHN M. HOWARD                                                           December 26, 2000
------------------------------        Director                               ------------------
    John M. Howard



                          INDEX TO EXHIBITS

Exhibit Number                                 Exhibit
--------------                                  -------
EX-99.B8(ix)           Form of Fund Participation Agreement between Pioneer
                       Variable Contracts Trust and the Company
EX-99.B9               Opinion and Consent of Counsel
EX-99.B10              Consent of Independent Accountants
EX-99.B13              Schedule for Computation of Performance Quotations